PAINEWEBBER GLOBAL EQUITY FUND, ASIA PACIFIC GROWTH FUND,
EMERGING MARKETS EQUITY FUND
SEMIANNUAL REPORT
                                                            June 15, 1999
Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund and PaineWebber Emerging Markets Equity Fund for the six-month period ended April 30, 1999.

---------------------------------------------------------------------------

PAINEWEBBER GLOBAL EQUITY FUND
PERFORMANCE--
[ICON]
     The Fund's total return consists of the change in net asset value with any dividends reinvested. For the six-month period ended April 30, 1999, without deducting sales charges, Class A shares gained 15.18%, Class B shares gained 14.69%, Class C shares gained 14.74% and Class Y shares gained 15.34%.
     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 9.97%, Class B shares gained 9.69% and Class C shares gained 13.74%. Class Y shares are not subject to sales charges.

MARKET REVIEW--
     The global markets recovered during the first half of the fiscal year as the global growth outlook for the world economy improved and the risk of global recession declined. The main contribution to this turn-around was global monetary easing, which occurred in the fourth quarter of 1998 and resulted in generally higher equity prices. Commodity prices other than oil remained low, indicating that world trade was still weak. As measured by the MSCI World Index (the "Index"), global markets gained 19.78% for the six months ended April 30, 1999.
     The Euro was introduced in January as an official currency for Europe's key economies. Since its debut the euro has been weak vs. the U.S. dollar because of strong economic growth in the United States and sluggish growth in Europe. Although the European Monetary Union's local equity markets performed well (+22% in local currency terms during the first half of the fiscal year), the change in currency value resulted in a lower return for U.S. investors (+9.3%). The strongest performance of the six-month period came from the emerging markets, which had lagged in the prior period when global risk seemed very high. Japan also performed well thanks to corporate restructuring and a strong yen.

PORTFOLIO HIGHLIGHTS--
     The Fund was positioned somewhat defensively during the first half with large positions in food and household product companies. The stocks performed well early in the period and began to underperform at the end of the six months as the global growth outlook improved. Throughout the period business services (2.5%) and media (2.4%) were the best performing industries in the portfolio.* Several of the Fund's holdings benefited from strong mergers and acquisitions activity in Europe during the period. The Fund's emerging market exposure (6.0%) helped performance as those markets recovered.
     The Japanese equity market gained 30% on a local currency basis, although the


       PAINEWEBBER GLOBAL EQUITY FUND
       FUND PROFILE
[ARROW]GOAL:
       Long-term growth of
       capital
[ARROW]PORTFOLIO MANAGERS/
       SUBADVISERS:
       Kirk Barneby and
       Mark Tincher, Mitchell
       Hutchins Asset
       Management Inc.;
       Scott Opsal, Invista
       Capital Management,
       Inc.

[ARROW]TOTAL NET ASSETS:
       $385.9 million as of
       April 30, 1999
[ARROW]DIVIDEND PAYMENTS:
       Annually, if any


PAINEWEBBER
GLOBAL
EQUITY FUND

TOP FIVE COUNTRIES*

United States 41.1%

United Kingdom 12.7%

Netherlands 6.3%

Sweden 4.5%

France 4.4%


* Weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT


economy continued to languish. Investor perceptions of Japan have shifted: bad economic and corporate news is viewed less negatively and investors seem to believe there is a way out of the current crisis. Because the fundamental outlook remains weak, the Fund is under-weighted in Japan (1.8%).*

OUTLOOK--
     In Europe we believe that deregulation and increased competition will sustain the current disinflationary trend. We expect economic growth to remain below U.S. levels, though growth could get a boost from easier monetary policy. The euro's present weakness is likely to benefit domestic producers and exporters.
     We expect to maintain the Fund's weighting in Latin America--national economic outputs are rising and recessions are not as bad as expected. Select companies in Japan may be fairly valued if they successfully restructure, and we are researching investment possibilities among such companies. We intend to increase our weighting in Asia, where economic growth is expected for most of the countries in the region.

------------------------------------------------------------------------------
PAINEWEBBER ASIA PACIFIC GROWTH FUND
PERFORMANCE--
     The Fund's total return consists of the change in net asset value with any dividends reinvested. For the six-month period ended April 30, 1999, without deducting sales charges, Class A shares gained 32.11%, Class B shares gained 31.75%, Class C shares gained 31.75% and Class Y shares gained 32.11%.
     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 26.19%, Class B shares gained 26.75% and Class C shares gained 30.75%. Class Y shares are not subject to sales charges.

MARKET REVIEW--
     Markets across the region rose during the six month period ending April 30, 1999 as investor sentiment improved. Improvement came as industrial production and domestic demand appeared to stabilize and trend upward in many of the region's economies. Also helpful was good news from Japan, where the yen saw a rally late in 1998 and corporate restructuring was announced in early 1999. Foreign investment in the region continued to grow despite corporate earnings reports that generally were worse than expected. For the six months ended April 30, 1999, the MSCI All Country Asia Pacific Free ex-Japan Index (the "Index") gained 35.99%.

PORTFOLIO HIGHLIGHTS--
     Hong Kong (25.4%)* and Singapore (10.9%) both rose strongly during the period and the Fund benefited from its overweightings in these markets vs. the Index. Hong Kong benefited from


PAINEWEBBER
GLOBAL
EQUITY FUND

TOP FIVE SECTORS*

Consumer Cyclical 25.0%

Financial Services 20.6%

Capital Goods 9.1%

Utilities 9.0%

Consumer Noncyclical 8.2%

       PAINEWEBBER ASIA PACIFIC GROWTH FUND
       FUND PROFILE
[ARROW]GOAL:
       Long-term capital
       appreciation

[ARROW]PORTFOLIO MANAGERS/
       SUBADVISERS:
       Louise Croset and
       Heather Crighton,
       Schroder Capital
       Management
       International Inc.

[ARROW]TOTAL NET ASSETS:
       $36.7 million as of
       April 30, 1999

[ARROW]DIVIDEND PAYMENTS:
       Annually, if any


* Weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, ASIA PACIFIC GROWTH FUND,
EMERGING MARKETS EQUITY FUND
SEMIANNUAL REPORT

continued demand for residential real estate and a stimulative budget. Singapore announced a cost-cutting package which boosted its market and emphasized the proactive nature of its government.
     Australia (22.7%)* produced positive returns as resource stocks, particularly oil, recovered and the Australian dollar rallied towards the end of the period. The Fund's Australia component outperformed the Australian component of the Index due to strong stock selection, even though the Fund was underweighted in Australia versus the Index.
     Structural reform continues within many emerging markets. We believe industrial production and consumer demand will continue to improve in these markets. Although underweighted versus the Index, the Fund benefited from its exposure to emerging markets such as Thailand (2.1%) and Indonesia (1.3%). Korea (12.7%)--where the Fund was overweighted--also significantly helped Fund performance.

OUTLOOK--
     The reemergence of domestic demand is the vital sign that suggests Asian economies are on the road to recovery. While corporate earnings have been disappointing, provisions taken have been realistic. Earnings growth is expected to recover in the second half of 1999. More economic reform and restructuring is needed, however, and implementation of measures already in place will be the key to continued recovery.
     Generally, we intend to focus the Fund on companies with strong franchises, improving fundamentals and those businesses that are restructuring.


PAINEWEBBER
ASIA PACIFIC
GROWTH FUND

TOP FIVE COUNTRIES*

Hong Kong 25.4%

Australia 22.7%

Korea 12.7%

Singapore 10.9%

Malaysia 6.2%


PAINEWEBBER
ASIA PACIFIC
GROWTH FUND

TOP FIVE STOCKS*

Pohang Iron and
Steel Co. Ltd. 3.2%

Cheung Kong
Holdings Ltd. 3.2%

Sung Hung Kai
Properties Ltd. 3.2%

Hutchison Whampoa Ltd 2.9%

Samsung Electronic 2.7%


* Weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE--
     The Fund's total return consists of the change in net asset value with any dividends reinvested. For the six-month period ended April 30, 1999, without deducting sales charges, Class A shares gained 29.29%, Class B shares gained 28.89%, Class C shares gained 28.80% and Class Y shares gained 29.48%.
     The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 23.43%, Class B shares gained 23.89% and Class C shares gained 27.80%. Class Y shares are not subject to sales charges.

MARKET REVIEW--
     The most significant event during the six month period was the devaluation of the Brazilian REAL in January. Brazil remained relatively stable, however, and emerging stock markets rallied significantly. The MSCI Emerging Markets Free Index (the "Index") saw a sharp rise in March, led by Latin America and Asia, as commodity prices stabilized, signs of economic stability appeared in Asia and some confidence returned to Brazil. As measured by the Index, emerging markets gained 34.87% for the six months ended April 30, 1999. In contrast, the developed markets as measured by the MSCI Europe, Australia and Far East Index gained 15.44% for the same period.

PORTFOLIO HIGHLIGHTS--
     At the time of Brazil's currency devaluation, the Fund was underweighted in Latin America vs. the Index, including Brazil. This underweighting, combined with a real hedge position, helped performance over the period. The Fund moved to an overweighted position vs. the Index after the International Monetary Fund arranged another support package and the outlook for the region improved.
     During the period the Fund benefited from its Asian exposure, especially its overweighting in Korea (13.1%),* which performed strongly as restructuring progressed. The Fund's overweighting in China/Hong Kong (2.5%) detracted from performance as fears of currency instability grew following the Brazilian devaluation. We reduced cash over the period as the prospects for emerging markets improved.
     As the outlook for Europe, the Middle East and Africa deteriorated, the Fund moved from an overweighting to an underweighting (26.8%). This was particularly true of Greece (3.7%), where company valuations are among the highest of the emerging markets.

OUTLOOK--
     The recent recovery in emerging markets increases our confidence that we are seeing a significant turning point for the asset class. Several positive factors support our present optimism. First, global growth has not slowed as dramatically as feared and growth in the U.S. has exceeded expectations.
     Second, oil prices have risen following OPEC's announcement of production cuts. Rising prices have helped many emerging markets, such as Mexico, which rely on oil for a significant portion of government revenues. Other commodity prices also have started to stabilize. Finally, there is evidence of ongoing structural reform in the crisis economies. For example, Thailand has passed its bankruptcy laws and Taiwan has eased restrictions on foreign ownership.
     The Brazilian devaluation did not lead to widespread financial contagion as feared, and removed a major source of uncertainty. China/Hong Kong is now the only major economy with a managed exchange rate. China could devalue its currency later this year if the yen weakens significantly--this possibility remains one of the key risks within the emerging markets.


       PAINEWEBBER EMERGING MARKETS EQUITY FUND
       FUND PROFILE
[ARROW]GOAL:
       Long-term capital
       appreciation

[ARROW]PORTFOLIO MANAGER/
       SUBADVISER:
       John Troiano,
       Schroder Capital
       Management
       International Inc.

[ARROW]TOTAL NET ASSETS:
       $8.9 million as of
       April 30, 1999

[ARROW]DIVIDEND PAYMENTS:
       Annually, if any


PAINEWEBBER EMERGING
MARKETS EQUITY FUND

REGIONAL ALLOCATION*
[PIE CHART]

Asia                           38.3%
Latin America                  34.9%
Africa, Europe, Middle East    26.8%



* Weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, ASIA PACIFIC GROWTH FUND,
EMERGING MARKETS EQUITY FUND
SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a QUARTERLY REVIEW on PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund and PaineWebber Emerging Markets Equity Fund, or another fund in the PaineWebber Family of Funds(1), please contact your Financial Advisor.

Sincerely,

/s/ MARGO ALEXANDER
    MARGO ALEXANDER
    Chairman and Chief Executive
    Officer
    Mitchell Hutchins Asset
    Management Inc.

/s/ BRIAN M. STORMS
    BRIAN M. STORMS
    President and Chief Operating
    Officer
    Mitchell Hutchins Asset
    Management Inc.

/s/ T. KIRKHAM BARNEBY
    T. KIRKHAM BARNEBY
    Managing Director and Chief
    Investment Officer -- Quantitative
    Investments
    Mitchell Hutchins Asset
    Management Inc.

/s/ MARK A. TINCHER
    MARK A. TINCHER
    Managing Director and Chief
    Investment Officer -- Equities
    Mitchell Hutchins Asset
    Management Inc.
    Portfolio Manager, PaineWebber
    Global Equity Fund

/s/ LOUISE CROSET
    LOUISE CROSET
    Portfolio Manager, PaineWebber
    Asia Pacific Growth Fund

/s/ HEATHER CRIGHTON
    HEATHER CRIGHTON
    Portfolio Manager, PaineWebber
    Asia Pacific Growth Fund

/s/ JOHN TROIANO
    JOHN TROIANO
    Portfolio Manager, PaineWebber
    Emerging Markets Equity Fund

/s/ SCOTT OPSAL
    SCOTT OPSAL
    Portfolio Manager, PaineWebber
    Global Equity Fund

     This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended April 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


PAINEWEBBER
EMERGING MARKETS
EQUITY FUND

TOP FIVE STOCKS*

Telefonos de Mexico,
S.A. de C.V. ADR 4.9%

Samsung Electronics Corp. 3.8%

Pohang Iron & Steel Co. Ltd. 2.0%

YPF Sociedad Anonima
Class D ADR 2.0%

Korea Electric Power Corp. 2.0%


* Weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                             12 MONTHS ENDED       6 MONTHS
                                  04/30/99     10/31/98       04/30/98          04/30/99        ENDED 04/30/99
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $17.84       $16.27       $ 19.17              (2.25)%            15.18%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      16.82        15.43         18.26              (3.08)             14.69
---------------------------------------------------------------------------------------------------------------
Class C Shares                      16.85        15.45         18.28              (3.02)             14.74
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                  $12.00       $12.29           --                --                 2.42%
---------------------------------------------------------------------------------------------------------------
1992                                12.29        12.45       $  0.1610         $   0.0800             3.26
---------------------------------------------------------------------------------------------------------------
1993                                12.45        16.07          0.2100             --                30.77
---------------------------------------------------------------------------------------------------------------
1994                                16.07        14.43          1.2530             --                (2.38)
---------------------------------------------------------------------------------------------------------------
1995                                14.43        15.81          0.5743             --                13.54
---------------------------------------------------------------------------------------------------------------
1996                                15.81        17.57          0.5784             --                14.80
---------------------------------------------------------------------------------------------------------------
1997                                17.57        16.14          2.4768             --                 6.34
---------------------------------------------------------------------------------------------------------------
1998                                16.14        17.15          0.8142             0.0185            11.61
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                   17.15        17.84           --                --                 4.02
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  6.0677         $   0.0985
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       117.26%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                  $15.83       $15.46       $  0.5743             --                 1.29%
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.42          2.4768             --                 5.49
---------------------------------------------------------------------------------------------------------------
1998                                15.42        16.22          0.8142             --                10.67
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                   16.22        16.82           --                --                 3.70
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  4.4437         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:        39.67%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $13.80       $15.99       $  0.2100             --                17.39%
---------------------------------------------------------------------------------------------------------------
1994                                15.99        14.23          1.2530             --                (3.12)
---------------------------------------------------------------------------------------------------------------
1995                                14.23        15.46          0.5743             --                12.67
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
1997                                17.03        15.43          2.4768             --                 5.55
---------------------------------------------------------------------------------------------------------------
1998                                15.43        16.24          0.8142             --                10.73
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                   16.24        16.85           --                --                 3.76
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  5.9067         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:        77.01%
---------------------------------------------------------------------------------------------------------------

-----------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1999, and since inception, May 10, 1993, through April 30, 1999, Class Y shares had a total return of 15.34% and 88.70%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)(CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99          (3.35)%       (4.14)%       (4.13)%       (7.71)%       (8.69)%       (5.05)%
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99              8.69           N/A          7.86          7.70           N/A          7.86
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                   10.50          8.56          9.45          9.81          8.11          9.45
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was November 14, 1991, August 25, 1995 and May 10,
  1993 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1999, the five years ended March 31, 1999, and since inception, May 10, 1993 through March 31, 1999, Class Y shares had an average annual total return of (3.01)%, 9.03% and 10.63%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                         TOTAL RETURN(1)
                                 ----------------------------------------   ---------------------------------
                                                                               12 MONTHS        SIX MONTHS
                                  04/30/99     10/31/98       04/30/98      ENDED 04/30/99    ENDED 04/30/99
-------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 9.01       $ 6.82       $  8.14             10.69%            32.11%
-------------------------------------------------------------------------------------------------------------
Class B Shares                       8.88         6.74          8.07             10.04             31.75
-------------------------------------------------------------------------------------------------------------
Class C Shares                       8.88         6.74          8.07             10.04             31.75
-------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.26           --                --               (33.92)%
---------------------------------------------------------------------------------------------------------------
1998                                 8.26         7.29           --                --               (11.74)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    7.29         9.01           --                --                23.59
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (27.92)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
1998                                 8.21         7.20           --                --               (12.30)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    7.20         8.88           --                --                23.33
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (28.96)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                  $12.50       $ 8.21           --                --               (34.32)%
---------------------------------------------------------------------------------------------------------------
1998                                 8.21         7.20           --                --               (12.30)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    7.20         8.88           --                --                23.33
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (28.96)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1999 and since inception, March 13, 1998 through April 30, 1999, Class Y shares had a total return of 32.11% and 3.58%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED)(CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99        (10.61)%      (11.27)%      (11.27)%      (14.65)%      (15.70)%      (12.15)%
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                 (21.08)       (21.64)       (21.64)       (22.86)       (23.21)       (21.64)
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was March 25, 1997 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1999 and since inception, March 13, 1998 through March 31, 1999, Class Y shares had an average annual total return of (10.96)% and (10.35)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   ------------------------------------
                                                                             12 MONTHS ENDED        6 MONTHS
                                  04/30/99     10/31/98       04/30/98          04/30/99         ENDED 04/30/99
----------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 8.43       $ 6.52       $  9.69              (13.00)%            29.29%
----------------------------------------------------------------------------------------------------------------
Class B Shares                       8.21         6.37          9.45              (13.12)             28.89
----------------------------------------------------------------------------------------------------------------
Class C Shares                       8.14         6.32          9.43              (13.68)             28.80
----------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.49           --                --               (12.58)%
---------------------------------------------------------------------------------------------------------------
1995                                10.49         9.26           --            $   0.0517           (11.20)
---------------------------------------------------------------------------------------------------------------
1996                                 9.26         9.71           --                --                 4.86
---------------------------------------------------------------------------------------------------------------
1997                                 9.71         9.27           --                --                (4.53)
---------------------------------------------------------------------------------------------------------------
1998                                 9.27         6.82           --                --               (26.43)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    6.82         8.43           --                --                23.61
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0517
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (29.33)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $ 9.13       $ 9.18           --                --                 0.55%
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.56           --                --                 4.14
---------------------------------------------------------------------------------------------------------------
1997                                 9.56         9.06           --                --                (5.23)
---------------------------------------------------------------------------------------------------------------
1998                                 9.06         6.66           --                --               (26.49)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    6.66         8.21           --                --                23.27
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (10.08)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.42           --                --               (13.17)%
---------------------------------------------------------------------------------------------------------------
1995                                10.42         9.18           --            $   0.0034           (11.87)
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.55           --                --                 4.03
---------------------------------------------------------------------------------------------------------------
1997                                 9.55         9.04           --                --                (5.34)
---------------------------------------------------------------------------------------------------------------
1998                                 9.04         6.60           --                --               (26.99)
---------------------------------------------------------------------------------------------------------------
01/01/99-04/30/99                    6.60         8.14           --                --                23.33
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0034
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 04/30/99:       (32.14)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1999 and since inception, January 19, 1994 through April 30, 1999, Class Y shares had a total return of 29.48% and (28.46)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS(UNAUDITED)(CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                       % RETURN WITHOUT DEDUCTING                 % RETURN AFTER DEDUCTING
                                          MAXIMUM SALES CHARGE                      MAXIMUM SALES CHARGE
                                 --------------------------------------    --------------------------------------
CLASS                                A*           B**           C***           A*           B**           C***
-----------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99       (21.23)%      (21.24)%      (21.82)%      (24.75)%      (25.18)%      (22.60)%
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99           (7.14)        N/A           (7.86)        (7.99)        N/A           (7.86)
-----------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/99+                 (8.37)        (6.20)        (9.08)        (9.19)        (7.06)        (9.08)
-----------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of operations was January 19, 1994, December 5, 1995 and January 19, 1994 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1999, for the five years ended March 31, 1999, and since inception, January 19, 1994 through March 31, 1999, Class Y shares had an average annual total return of (20.97)%, (6.92)% and (8.16)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1999(UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------
COMMON STOCKS--96.70%
ARGENTINA--1.95%
ENERGY SOURCES--1.95%
  179,000  YPF Sociedad Anonima, ADR...............  $   7,518,000
                                                     -------------
AUSTRALIA--2.96%
BANKS--2.52%
  621,000  Australia & New Zealand Banking Group
             Ltd...................................      4,919,032
  246,000  National Australia Bank, Ltd.(1)........      4,789,295
                                                     -------------
                                                         9,708,327
                                                     -------------
INSURANCE--0.44%
  381,000  Qbe Insurance Group Ltd.................      1,704,377
                                                     -------------
Total Australia Common Stocks......................     11,412,704
                                                     -------------
AUSTRIA--2.04%
BANKS--0.77%
   47,900  Bank of Austria AG......................      2,970,818
                                                     -------------
ENERGY SOURCES--0.75%
   30,000  OMV AG..................................      2,899,818
                                                     -------------
MATERIALS & COMMODITIES--0.52%
   66,000  RHI AG..................................      2,014,281
                                                     -------------
Total Austria Common Stocks........................      7,884,917
                                                     -------------
CANADA--2.63%
BANKS--1.11%
   88,200  Royal Bank of Canada....................      4,300,816
                                                     -------------
METALS AND MINING--0.06%
  126,619  Boliden Ltd.............................        240,542
                                                     -------------
MULTI INDUSTRY--1.46%
  255,000  Imasco Ltd..............................      5,613,813
                                                     -------------
Total Canada Common Stocks.........................     10,155,171
                                                     -------------
DENMARK--1.08%
FOOD & HOUSEHOLD PRODUCTS--1.08%
   89,000  Danisco A/S.............................      4,162,071
                                                     -------------
FINLAND--3.30%
BANKS--1.18%
  760,889  Merita PLC..............................      4,541,488
                                                     -------------

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

FINLAND--(CONCLUDED)

CHEMICALS--0.37%
  219,000  Kemira OY(1)............................  $   1,422,813
                                                     -------------
ELECTRICAL & ELECTRONICS--1.13%
   56,732  Nokia OYJ "A" Shares....................      4,372,017
                                                     -------------
FOREST PRODUCTS, PAPER--0.62%
   79,400  UPM-Kymmene OY..........................      2,403,110
                                                     -------------
Total Finland Common Stocks........................     12,739,428
                                                     -------------
FRANCE--4.42%
AEROSPACE & MILITARY TECHNOLOGY--0.49%
   48,000  Lagardere S.C.A.........................      1,900,506
                                                     -------------
BEVERAGES & TOBACCO--0.82%
   52,600  Seita...................................      3,167,299
                                                     -------------
BUILDING MATERIALS & COMPONENTS--1.09%
   43,300  Lafarge.................................      4,208,275
                                                     -------------
ENERGY SOURCES--0.94%
   23,202  Elf Aquitaine...........................      3,603,058
                                                     -------------
HEALTH & PERSONAL CARE--0.31%
   25,000  Rhone Poulenc S.A.*.....................      1,188,450
                                                     -------------
RECREATION & OTHER CONSUMER GOODS--0.77%
   53,000  Bic.....................................      2,973,027
                                                     -------------
Total France Common Stocks.........................     17,040,615
                                                     -------------
GERMANY--2.34%
HEALTH & PERSONAL CARE--1.30%
  106,000  Hoechst AG(1)...........................      5,022,232
                                                     -------------
MOTOR VEHICLES--1.04%
   40,600  DaimlerChrysler AG(1)...................      4,008,056
                                                     -------------
Total Germany Common Stocks........................      9,030,288
                                                     -------------
GREECE--1.12%
WIRELESS TELECOMMUNICATIONS--1.12%
  386,000  Hellenic Telecommunications ADR(1)......      4,342,500
                                                     -------------
IRELAND--1.27%
BANKS--1.27%
  244,232  Bank of Ireland.........................      4,883,693
                                                     -------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)

ISRAEL--1.70%
ELECTRICAL & ELECTRONICS--1.10%
  115,295  ECI Telecommunications Ltd..............  $   4,251,503
                                                     -------------
ELECTRICAL EQUIPMENT--0.60%
   48,000  Orbotech Ltd.*..........................      2,304,000
                                                     -------------
Total Israel Common Stocks.........................      6,555,503
                                                     -------------
ITALY--2.83%
BANKS--1.09%
  280,505  San Paolo-IMI SPA(1)....................      4,207,822
                                                     -------------
WIRELESS TELECOMMUNICATIONS--1.74%
1,251,000  Telecom Italia SPA......................      6,726,723
                                                     -------------
Total Italy Common Stocks..........................     10,934,545
                                                     -------------
JAPAN--1.86%
FINANCIAL SERVICES--0.88%
   41,000  Takefuji Corp...........................      3,398,928
                                                     -------------
HEALTH & PERSONAL CARE--0.62%
   55,000  Takeda Chemical Industries..............      2,390,303
                                                     -------------
MERCHANDISING--0.36%
   37,400  Yamada Denki Co.........................      1,393,653
                                                     -------------
Total Japan Common Stocks..........................      7,182,884
                                                     -------------
KOREA--0.29%
BANKS--0.29%
  101,000  Shinhan Bank............................      1,113,252
                                                     -------------
MEXICO--0.64%
MULTI INDUSTRY--0.64%
   99,893  Desc S.A. De C.V.(1)....................      2,472,352
                                                     -------------
NETHERLANDS--6.32%
APPLIANCE & HOUSEHOLD DURABLES--1.77%
   79,427  Koninklijke Philips Electronics N.V.....      6,838,396
                                                     -------------
BUSINESS & PUBLIC SERVICES--1.05%
  180,000  Vedior N.V. CVA.........................      4,050,238
                                                     -------------
FOOD & HOUSEHOLD PRODUCTS--0.97%
   54,600  Unilever N.V............................      3,737,628
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

NETHERLANDS--(CONCLUDED)

FOREST PRODUCTS, PAPER--1.12%
   24,000  Benckiser N.V...........................  $   1,323,458
  163,000  Buhrmann N.V............................      2,987,552
                                                     -------------
                                                         4,311,010
                                                     -------------
MACHINERY & ENGINEERING SERVICES--0.51%
  137,000  New Holland N.V.........................      1,986,500
                                                     -------------
WIRELESS TELECOMMUNICATIONS--0.90%
   83,500  Kon KPN N.V.............................      3,484,272
                                                     -------------
Total Netherlands Common Stocks....................     24,408,044
                                                     -------------
NEW ZEALAND--1.21%
WIRELESS TELECOMMUNICATIONS--1.21%
  896,000  Telecom Corp. of
             New Zealand Ltd.(1)...................      4,667,200
                                                     -------------
NORWAY--1.11%
MULTI INDUSTRY--1.11%
  256,000  Orkla ASA(1)............................      4,293,707
                                                     -------------
SOUTH AFRICA--0.43%
ENERGY SOURCES--0.43%
  233,000  Sasol Ltd...............................      1,646,508
                                                     -------------
SWEDEN--4.54%
BANKS--1.19%
  123,000  Svenska Handelsbanken A Shares(1).......      4,606,851
                                                     -------------
BEVERAGES & TOBACCO--0.97%
1,134,000  Swedish Match AB(1).....................      3,723,101
                                                     -------------
DRUGS & MEDICINE--0.64%
   44,169  Pharmacia & Upjohn, Inc. ADR............      2,473,464
                                                     -------------
INDUSTRIAL PARTS--0.75%
   83,068  Autoliv, Inc............................      2,884,784
                                                     -------------
MULTI INDUSTRY--0.52%
  218,000  Trelleborg AB(1)........................      2,015,408
                                                     -------------
WIRELESS TELECOMMUNICATIONS--0.47%
   68,562  Ericsson LM B Shares....................      1,799,986
                                                     -------------
Total Sweden Common Stocks.........................     17,503,594
                                                     -------------

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)

SWITZERLAND--2.72%
BANKS--1.20%
   13,600  UBS AG(1)...............................  $   4,617,421
                                                     -------------
HEALTH & PERSONAL CARE--1.12%
    2,954  Novartis AG.............................      4,323,446
                                                     -------------
INSURANCE--0.40%
    2,390  Zurich Allied AG........................      1,539,864
                                                     -------------
Total Switzerland Common Stocks....................     10,480,731
                                                     -------------
UNITED KINGDOM--12.84%
AEROSPACE & MILITARY TECHNOLOGY--0.71%
  178,000  Smiths Industries PLC...................      2,748,946
                                                     -------------
BEVERAGES & TOBACCO--1.34%
  448,000  Diageo PLC..............................      5,160,194
                                                     -------------
BROADCASTING & PUBLISHING--2.44%
  958,000  Mirror Group PLC........................      3,482,964
  488,000  United News & Media PLC.................      5,934,944
                                                     -------------
                                                         9,417,908
                                                     -------------
BUSINESS & PUBLIC SERVICES--1.52%
  323,000  Securicor PLC...........................      3,018,934
  319,000  WPP Group PLC...........................      2,827,596
                                                     -------------
                                                         5,846,530
                                                     -------------
FINANCIAL SERVICES--1.15%
  418,000  Amvescap PLC............................      4,451,530
                                                     -------------
FOOD & HOUSEHOLD PRODUCTS--0.98%
  317,000  Reckitt & Colman PLC....................      3,763,489
                                                     -------------
HEALTH & PERSONAL CARE--1.06%
  104,936  Astrazeneca PLC.........................      4,091,969
                                                     -------------
LEISURE & TOURISM--0.81%
  323,000  Carlton Communications PLC..............      3,120,259
                                                     -------------
MATERIALS & COMMODITIES--0.83%
  746,000  Bunzl PLC...............................      3,204,241
                                                     -------------
MULTI INDUSTRY--2.00%
  233,000  Charter PLC.............................      1,720,456
1,966,000  Cookson Group PLC.......................      5,534,732
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

UNITED KINGDOM--(CONCLUDED)
MULTI INDUSTRY--(CONCLUDED)

  111,104  Tomkins PLC.............................  $     471,855
                                                     -------------
                                                         7,727,043
                                                     -------------
Total United Kingdom Common Stocks.................     49,532,109
                                                     -------------
UNITED STATES--37.10%
AEROSPACE & MILITARY TECHNOLOGY--0.19%
   21,600  Lafarge Corp. ADR.......................        730,350
                                                     -------------
APPAREL, RETAIL--0.69%
   80,000  TJX Companies, Inc......................      2,665,000
                                                     -------------
APPAREL, TEXTILES--0.21%
   23,600  Westpoint Stevens Inc.*.................        808,300
                                                     -------------
BANKS--1.96%
   39,900  Bank of New York Co. Inc................      1,596,000
   38,700  The Chase Manhattan Corp................      3,202,425
   37,200  Mellon Bank Corp........................      2,764,425
                                                     -------------
                                                         7,562,850
                                                     -------------
COMPUTER HARDWARE--2.68%
   24,200  Cisco Systems Inc.*.....................      2,760,312
   44,100  Compaq Computer Corp....................        983,981
   52,400  Dell Computer Corp.*....................      2,158,225
   27,700  Hewlett-Packard Co......................      2,184,838
   10,800  International Business Machines.........      2,259,225
                                                     -------------
                                                        10,346,581
                                                     -------------
COMPUTER SOFTWARE--2.21%
   53,700  Autodesk, Inc...........................      1,597,575
   20,100  BMC Software, Inc.*(1)..................        865,556
   50,100  Cadence Design Systems, Inc.*...........        679,481
   40,200  Compuware Corp.*........................        979,875
   18,100  Microsoft Corp.*........................      1,471,756
   34,900  Sterling Software Inc.*.................        721,994
   70,000  Unisys Corp.*...........................      2,200,625
                                                     -------------
                                                         8,516,862
                                                     -------------
CONSUMER DURABLES--0.68%
   27,900  Furniture Brands International Inc.*....        699,244
   28,200  Maytag Corp.............................      1,928,175
                                                     -------------
                                                         2,627,419
                                                     -------------
DEFENSE/AEROSPACE--1.14%
   41,100  Allied-Signal, Inc......................      2,414,625

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)
DEFENSE/AEROSPACE--(CONCLUDED)

   34,800  Lockheed Martin Corp....................  $   1,498,575
   18,800  Newport News Shipbuilding Inc...........        492,325
                                                     -------------
                                                         4,405,525
                                                     -------------
DIVERSIFIED RETAIL--1.74%
   40,000  Dayton Hudson Corp......................      2,692,500
   55,300  Family Dollar Stores Inc................      1,334,113
   40,200  Federated Department Stores, Inc.*......      1,876,837
   15,000  Fred Meyer Inc.*........................        811,875
                                                     -------------
                                                         6,715,325
                                                     -------------
DRUGS & MEDICINE--2.06%
   55,400  Amerisource Health Corp.*...............      1,533,888
   10,700  Biogen Inc.*............................      1,017,169
   16,932  Cardinal Health, Inc....................      1,012,745
   31,700  Schering-Plough Corp....................      1,531,506
   25,400  Warner Lambert Co.......................      1,725,612
   27,400  Watson Pharmaceuticals, Inc.*...........      1,109,700
                                                     -------------
                                                         7,930,620
                                                     -------------
ELECTRIC UTILITIES--0.61%
   22,800  Consolidated Edison of New York, Inc....      1,035,975
   29,600  Energy East Corp........................        782,550
   22,500  Utilicorp United Inc....................        549,844
                                                     -------------
                                                         2,368,369
                                                     -------------
ELECTRICAL EQUIPMENT--0.30%
   30,100  SCI Systems Inc.*(1)....................      1,145,681
                                                     -------------
ENERGY RESERVES & PRODUCTION--0.87%
   16,000  Mobil Corp..............................      1,676,000
   28,700  Royal Dutch Petroleum Co................      1,684,331
                                                     -------------
                                                         3,360,331
                                                     -------------
ENTERTAINMENT--0.31%
   29,200  Viacom, Inc., Class B*..................      1,193,550
                                                     -------------
ENVIRONMENTAL SERVICES--0.53%
   24,000  Allied Waste Industries Inc.*(1)........        424,500
   28,700  Waste Management, Inc...................      1,621,550
                                                     -------------
                                                         2,046,050
                                                     -------------
FINANCIAL SERVICES--0.87%
   27,600  Associates First Capital Corp...........      1,223,025
   26,900  CIT Group Inc...........................        874,250
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

UNITED STATES--(CONTINUED)
FINANCIAL SERVICES--(CONCLUDED)

   16,500  Marsh & McLennan Companies, Inc.........  $   1,263,281
                                                     -------------
                                                         3,360,556
                                                     -------------
FOOD RETAIL--0.43%
   20,000  Food Lion Inc...........................        205,000
   26,900  Kroger Co.*(1)..........................      1,461,006
                                                     -------------
                                                         1,666,006
                                                     -------------
FOREST PRODUCTS, PAPER--0.69%
   38,000  Fort James Corp.........................      1,444,000
   17,900  Weyerhaeuser Co.........................      1,201,538
                                                     -------------
                                                         2,645,538
                                                     -------------
GAS UTILITY--0.31%
   25,200  Columbia Energy Group...................      1,211,175
                                                     -------------
INDUSTRIAL PARTS--2.20%
   15,700  American Standard Companies, Inc.*......        718,275
   41,000  Ingersoll Rand Co.......................      2,836,687
   48,200  Mettler Toledo International Inc.*......      1,259,225
    7,600  SPX Corp.*..............................        496,375
   22,000  United Technologies Corp................      3,187,250
                                                     -------------
                                                         8,497,812
                                                     -------------
INDUSTRIAL SERVICES/SUPPLIES--0.63%
   30,000  Tyco International Ltd..................      2,437,500
                                                     -------------
INFORMATION & COMPUTER SERVICES--0.34%
    9,400  Computer Sciences Corp.*................        559,888
   13,200  Valassis Communications Inc.*...........        739,200
                                                     -------------
                                                         1,299,088
                                                     -------------
LEISURE--0.53%
   27,400  Eastman Kodak Co........................      2,044,725
                                                     -------------
LIFE INSURANCE--1.27%
   20,900  American General Corp...................      1,546,600
   15,000  Lincoln National Corp...................      1,440,937
   23,600  Protective Life Corp....................        924,825
   26,900  Reliastar Financial Corp................        988,575
                                                     -------------
                                                         4,900,937
                                                     -------------
LONG DISTANCE & PHONE COMPANIES--2.69%
   18,450  AT&T Corp...............................        931,725
   40,000  BellSouth Corp..........................      1,790,000
   17,850  Century Telephone Enterprises, Inc......        718,462

PAINEWEBBER GLOBAL EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
LONG DISTANCE & PHONE COMPANIES--(CONCLUDED)

   28,500  GTE Corp................................  $   1,907,719
   20,000  MCI WorldCom Inc.*......................      1,643,750
   60,490  SBC Communications, Inc.................      3,387,440
                                                     -------------
                                                        10,379,096
                                                     -------------
MEDIA--0.29%
   17,300  Comcast Corp., Class A..................      1,136,394
                                                     -------------
MEDICAL PRODUCTS--0.23%
   32,000  St. Jude Medical, Inc.*.................        892,000
                                                     -------------
MEDICAL PROVIDERS--0.24%
   13,400  Wellpoint Health Networks Inc.*.........        941,350
                                                     -------------
MINING & METALS--0.26%
   15,900  Martin Marietta Materials, Inc..........        982,819
                                                     -------------
MOTOR VEHICLES--1.49%
   27,600  Borg Warner Automotive, Inc.............      1,566,300
   40,000  Ford Motor Co...........................      2,557,500
   18,200  General Motors Corp.....................      1,618,662
                                                     -------------
                                                         5,742,462
                                                     -------------
OIL REFINING--0.82%
   15,086  BP Amoco PLC, ADR.......................      1,707,547
   26,900  Coastal Corp............................      1,028,925
   19,800  K N Energy, Inc.........................        408,375
                                                     -------------
                                                         3,144,847
                                                     -------------
OTHER INSURANCE--2.17%
    9,700  ACE Ltd.................................        293,425
   54,000  Allstate Corp...........................      1,964,250
   17,200  Ambac Financial Group Inc...............      1,038,450
   15,571  American International Group Inc........      1,828,619
    6,000  Loews Corp..............................        439,125
   24,000  MBIA Inc................................      1,614,000
   34,300  Travelers Property Casualty Corp........      1,183,350
                                                     -------------
                                                         8,361,219
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

UNITED STATES--(CONCLUDED)
RESTAURANTS--0.56%
   24,000  Brinker International Inc.*.............  $     663,000
   26,400  CKE Restaurants, Inc....................        432,300
   30,150  Outback Steakhouse Inc.*................      1,079,747
                                                     -------------
                                                         2,175,047
                                                     -------------
SECURITIES & ASSET MANAGEMENT--0.43%
   16,800  Morgan Stanley Dean Witter & Co.........      1,666,350
                                                     -------------
SEMICONDUCTOR--1.83%
   47,000  Applied Materials, Inc.*................      2,520,375
   38,600  Intel Corp..............................      2,361,838
   10,000  Uniphase Corp.*.........................      1,213,750
   20,900  Vitesse Semiconductor Corp..............        967,931
                                                     -------------
                                                         7,063,894
                                                     -------------
SPECIALTY RETAIL--1.65%
   30,300  Home Depot, Inc.........................      1,816,106
   79,600  Office Depot Inc.*(1)...................      1,751,200
   34,650  Staples, Inc.*..........................      1,039,500
   33,100  Williams Sonoma Inc.*...................        959,900
   21,400  Zale Corp.*.............................        809,188
                                                     -------------
                                                         6,375,894
                                                     -------------
THRIFT--0.63%
   53,800  Dime Bancorp Inc........................      1,240,763
   33,600  Greenpoint Financial Corp...............      1,176,000
                                                     -------------
                                                         2,416,763
                                                     -------------
TOBACCO--0.36%
   40,000  Philip Morris Co. Inc...................      1,402,500
                                                     -------------
Total United States Common Stocks..................    143,166,785
                                                     -------------
Total Common Stocks (cost--$312,511,980)...........    373,126,601
                                                     -------------

PAINEWEBBER GLOBAL EQUITY FUND

PRINCIPAL
 AMOUNT                                                                                       MATURITY    INTEREST
  (000)                                                                                         DATE        RATE         VALUE
---------                                                                                    -----------  ---------  -------------

SHORT-TERM U.S. GOVERNMENT AND AGENCY OBLIGATION@--1.03%

$ 4,000    United States Treasury Bills (cost--$3,961,278).................................     07/22/99     4.250%  $   3,961,278
                                                                                                                     -------------

REPURCHASE AGREEMENTS--3.43%
           Repurchase Agreement dated 04/30/99 with State Street Bank & Trust Company, collateralized by $1,015,308 U.S. Treasury Bills, 4.350% due 07/15/99;
             (value-- $1,005,662); proceeds: $985,328......................................     05/03/99      4.000        985,000
    985
           Repurchase Agreement dated 04/30/99 with State Street Bank & Trust Company, collateralized by $9,875,000 U.S. Treasury Bonds, 10.375% due 11/15/09;
             (value-- $12,640,000); proceeds: $12,277,960..................................     05/03/99      4.850     12,273,000
 12,273
                                                                                                                     -------------
Total Repurchase Agreements (cost--$13,258,000)....................................................................     13,258,000
                                                                                                                     -------------
Total Investments (cost--$329,731,258)--101.16%....................................................................    390,345,879
Liabilities in excess of other assets--(1.16)%.....................................................................     (4,471,459)
                                                                                                                     -------------
Net Assets--100.00%................................................................................................  $ 385,874,420
                                                                                                                     -------------
                                                                                                                     -------------

-----------------

*    Non-income producing security.
ADR  American Depository Receipt.
(1)  Security, or portion thereof, was on loan at April 30, 1999.
@    Interest Rate shown is the discount rate at date of purchase.

FUTURES CONTRACTS

                                                                             UNREALIZED
   NUMBER OF        OUTSTANDING LONG FUTURE           IN       EXPIRATION   APPRECIATION
   CONTRACTS               CONTRACTS             EXCHANGE FOR     DATES     (DEPRECIATION)
---------------  ------------------------------  ------------  -----------  -------------
      18         CAC40 Ten Euro (France).......   $1,077,272      May 1999   $    45,091
       8         DAX Index (Germany)...........    1,108,323     June 1999        72,097
      21         FTSE Index (United Kingdom)...    2,139,161     June 1999       107,470
       4         Hang Seng Index (Hong Kong)...      343,870      May 1999         1,674
       4         IBEX Plus (Spain).............      437,867      May 1999        (8,045)
       2         MIB 30 Index (Italy)..........      399,244     June 1999        (2,699)
      37         OMX Index (Sweden)............      341,030      May 1999           519
      19         S&P 500 (U.S.)................    6,453,375     June 1999      (105,000)
       6         SPI Futures (Australia).......      289,876     June 1999         4,499
      22         Topix Index (Japan)...........    2,211,735     June 1999       235,620
                                                                            -------------
                                                                             $   351,226
                                                                            -------------
                                                                            -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1999(UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------
COMMON STOCKS--96.55%
AUSTRALIA--22.51%
BANKS--4.15%
   99,900  Australia & New Zealand Banking Group
             Ltd...................................  $    791,323
   95,900  Westpac Bank Corp.(1)...................       732,095
                                                     -------------
                                                        1,523,418
                                                     -------------
BREWERIES, PUBS & RESTAURANTS--1.46%
  184,200  Foster's Brewing Group Ltd..............       537,310
                                                     -------------
CONSTRUCTION/BUILDING MATERIALS--0.33%
   49,500  Pioneer International Ltd...............       120,872
                                                     -------------
DIVERSIFIED INDUSTRIALS--3.20%
   71,839  Broken Hill Propriety Co. Ltd.(1).......       812,164
   84,100  WMC Ltd.................................       363,415
                                                     -------------
                                                        1,175,579
                                                     -------------
ENGINEERING--0.92%
   88,100  Pacific BBA Ltd.........................       338,141
                                                     -------------
EXTRACTIVE INDUSTRIES--3.33%
   24,000  Brambles Industries Ltd.(1).............       705,240
   30,700  Rio Tinto Ltd...........................       517,035
                                                     -------------
                                                        1,222,275
                                                     -------------
LEISURE & HOTELS--1.29%
   58,500  TABCORP Holdings Ltd....................       475,775
                                                     -------------
MEDIA--2.25%
   98,900  News Corp. Ltd..........................       828,822
                                                     -------------
MINING--0.42%
   99,000  Delta Gold NL...........................       153,956
                                                     -------------
OIL EXPLORATION & PRODUCTION--1.40%
   75,300  Woodside Petroleum Ltd..................       513,246
                                                     -------------
PROPERTY--1.48%
   40,300  Lend Lease Corp. Ltd....................       543,318
                                                     -------------
TELECOMMUNICATIONS--2.28%
  154,700  Telstra Corp............................       839,456
                                                     -------------
Total Australia Common Stocks......................     8,272,168
                                                     -------------
HONG KONG--25.27%
BANKS--2.84%
  310,600  Bank of East Asia.......................       755,362

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

HONG KONG--(CONCLUDED)
BANKS--(CONCLUDED)

   52,500  Dao Heng Bank Grp.......................  $    213,359
    2,000  HSBC Holdings PLC.......................        74,313
                                                     -------------
                                                        1,043,034
                                                     -------------
COMMERCE/INDUSTRIAL--2.26%
  133,000  Citic Pacific Ltd.......................       360,341
   84,000  Swire Pacific Ltd.......................       471,423
                                                     -------------
                                                          831,764
                                                     -------------
COMMUNICATIONS--3.42%
  276,000  China Telecom*..........................       630,267
  233,000  Hong Kong Telecom Co. Ltd...............       626,764
                                                     -------------
                                                        1,257,031
                                                     -------------
ELECTRICITY & GAS--1.08%
  280,530  Hong Kong & China Gas Ltd...............       394,501
                                                     -------------
FOODS--0.53%
  132,000  Dairy Farm International Holdings.......       195,360
                                                     -------------
LAND TRANSPORTATION--0.44%
  736,000  Jiangsu Expressway......................       160,475
                                                     -------------
REAL ESTATE--13.53%
  130,000  Cheung Kong Holdings Ltd................     1,182,428
  311,000  China Resources Development Enterprises
             Ltd...................................       523,616
  110,000  Henderson Land Development Co. Ltd......       665,592
  117,000  Hutchison Whampoa Ltd...................     1,049,090
  353,500  Kerry Properties Ltd....................       394,501
  132,000  Sun Hung Kai Properties Ltd.............     1,158,044
                                                     -------------
                                                        4,973,271
                                                     -------------
SERVICES--1.17%
  311,000  Mandarin Oriental.......................       217,700
  351,000  South China Morning Post................       211,705
                                                     -------------
                                                          429,405
                                                     -------------
Total Hong Kong Common Stocks......................     9,284,841
                                                     -------------
INDIA--5.61%
BANKS--0.20%
   20,600  State Bank of India.....................        74,717
                                                     -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)

CONSTRUCTION/BUILDING MATERIALS--0.25%
    2,800  Associated Cement Co....................  $     93,017
                                                     -------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.47%
   29,000  Bharat Heavy Electricals Ltd............       114,875
   16,000  Bharat Petroleum Corp...................        58,369
                                                     -------------
                                                          173,244
                                                     -------------
ENGINEERING VEHICLES--0.45%
   13,600  Bajaj Auto Ltd..........................       165,272
                                                     -------------
HOUSEHOLD GOODS & TEXTILES--1.03%
    6,000  Hindustan Lever.........................       287,731
   30,000  Reliance Industries Ltd.................        90,441
                                                     -------------
                                                          378,172
                                                     -------------
OIL EXPLORATION & PRODUCTION--0.72%
   10,300  Castrol India Ltd.......................       196,239
   17,000  Hindustan Petroleum Corp................        68,056
                                                     -------------
                                                          264,295
                                                     -------------
PHARMACEUTICALS--0.38%
   11,050  Ranbaxy Laboratories Ltd................       139,448
                                                     -------------
SUPPORT SERVICES--0.42%
    4,000  NIIT Ltd................................       151,998
                                                     -------------
TELECOMMUNICATIONS--0.86%
   54,400  Mahanagar Telephone Nigam Ltd...........       197,310
    8,500  Videsh Sanchar Nigam Ltd................       118,789
                                                     -------------
                                                          316,099
                                                     -------------
TOBACCO--0.83%
   14,000  ITC Ltd.................................       305,913
                                                     -------------
Total India Common Stocks..........................     2,062,175
                                                     -------------
INDONESIA--1.31%
COMMUNICATIONS--0.98%
   96,000  P.T. Indosat............................       185,518
  389,000  P.T. Telekomunikasi Indonesia...........       173,478
                                                     -------------
                                                          358,996
                                                     -------------
FOODS--0.05%
   23,000  Indofoods Sukses Mak....................        18,235
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

INDONESIA--(CONCLUDED)

MISCELLANEOUS MANUFACTURING--0.28%
   57,000  P.T. Gudang Garam.......................  $    103,444
                                                     -------------
Total Indonesia Common Stocks......................       480,675
                                                     -------------
KOREA--12.62%
BANKS--2.41%
   64,840  Kookmin Bank............................       883,810
                                                     -------------
COMMUNICATIONS--1.80%
      303  SK Telecom Co. Ltd......................       317,086
   25,020  SK Telecom Co. Ltd.(1)..................       344,025
                                                     -------------
                                                          661,111
                                                     -------------
ELECTRICAL APPLIANCES--2.70%
   12,908  Samsung Electronics Corp................       992,672
                                                     -------------
ELECTRICITY & GAS--2.49%
   31,800  Korea Electric Power Corp...............       915,069
                                                     -------------
IRON & STEEL--3.22%
   12,800  Pohang Iron & Steel Co. Ltd.............     1,080,650
    4,000  Pohang Iron & Steel Co. Ltd. ADR(1).....       103,000
                                                     -------------
                                                        1,183,650
                                                     -------------
Total Korea Common Stocks..........................     4,636,312
                                                     -------------
MALAYSIA--6.15%
CHEMICALS--0.36%
  128,000  Chemical Co. Malaysia Berhad............       132,581
                                                     -------------
COMMUNICATIONS--0.92%
  143,500  Telekom Malaysia Berhad.................       338,358
                                                     -------------
CONSTRUCTION--0.89%
  268,000  Gamuda Berhad...........................       327,242
                                                     -------------
ELECTRICITY & GAS--1.52%
   51,000  Petronas Gas Berhad.....................        95,021
  274,000  Tenaga Nasional Berhad..................       464,358
                                                     -------------
                                                          559,379
                                                     -------------
FOODS--1.26%
  484,000  IOI Corp. Berhad........................       245,566
  241,000  KFC Holdings (Malaysia) Berhad..........       217,154
                                                     -------------
                                                          462,720
                                                     -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
MALAYSIA--(CONCLUDED)

INSURANCE--0.04%
   12,000  Malaysian Assurance Berhad..............  $     12,429
                                                     -------------
METALS--0.36%
  105,000  Kian Joo Can Factory Berhad.............       132,632
                                                     -------------
SERVICES--0.35%
   77,000  Tanjong Berhad..........................       128,874
                                                     -------------
SHIPPING--0.45%
  130,000  Malaysia International Shipping
             Berhad................................       164,210
                                                     -------------
Total Malaysia Common Stocks.......................     2,258,425
                                                     -------------
NEW ZEALAND--1.98%
BUILDING & CONSTRUCTION--0.39%
   86,300  Fletcher Challenge Building.............       143,077
                                                     -------------
COMMUNICATIONS--0.94%
   66,300  Telecom Corp. of New Zealand Ltd.(1)....       345,352
                                                     -------------
FOOD PRODUCERS--0.03%
    7,000  Carter Holt Harvey......................        10,272
                                                     -------------
PHARMACEUTICALS--0.62%
   62,300  Fisher & Paykel.........................       228,557
                                                     -------------
Total New Zealand Common Stocks....................       727,258
                                                     -------------
PHILIPPINES--2.08%
BANKS--0.33%
   12,000  Metropolitan Bank & Trust Co............       119,921
                                                     -------------
COMMERCE/INDUSTRIAL--0.10%
   97,000  Ayala Corp..............................        35,076
                                                     -------------
COMMUNICATIONS--0.44%
    5,000  Philippine Long Distance Telephone
             Co....................................       161,736
                                                     -------------
ELECTRICITY & GAS--0.53%
   51,300  Manila Electric Co. Class B.............       195,621
                                                     -------------
FOODS--0.03%
    6,000  San Miguel Corp. Class B................        12,781
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

PHILIPPINES--(CONCLUDED)

REAL ESTATE--0.65%
  652,200  Ayala Land Inc..........................  $    240,126
                                                     -------------
Total Philippines Common Stocks....................       765,261
                                                     -------------
SINGAPORE--10.83%
BANKS--3.29%
   58,500  Development Bank of Singapore Ltd.......       620,763
   76,000  United Overseas Bank Ltd................       586,924
                                                     -------------
                                                        1,207,687
                                                     -------------
COMMUNICATIONS--1.24%
  246,700  Singapore Telecom.......................       456,663
                                                     -------------
LAND TRANSPORTATION--0.27%
   17,000  Cycle & Carriage........................       101,220
                                                     -------------
MISCELLANEOUS MANUFACTURING--0.80%
   43,000  Natsteel Electronics Ord................       144,491
   27,000  Venture Manufacturing (Singapore) Ltd...       148,028
                                                     -------------
                                                          292,519
                                                     -------------
REAL ESTATE--1.63%
  165,000  Allgreen Properties*....................       100,189
   75,000  City Development Ltd....................       499,617
                                                     -------------
                                                          599,806
                                                     -------------
SERVICES--2.15%
   53,642  Singapore Press Holdings Ltd............       790,574
                                                     -------------
TEXTILES--0.45%
  311,000  Courts Singapore........................       165,006
                                                     -------------
TRANSPORTATION--1.00%
   40,000  Singapore International Airlines........       367,860
                                                     -------------
Total Singapore Common Stocks......................     3,981,335
                                                     -------------
TAIWAN--6.04%
CHEMICALS--0.79%
  181,324  Nan Ya Plastics.........................       288,344
                                                     -------------
COMMERCE/INDUSTRIAL--1.12%
   31,390  Asustek Computer Inc. GDR...............       412,779
                                                     -------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONCLUDED)
TAIWAN--(CONCLUDED)

ELECTRICAL APPLIANCES--2.44%
  152,000  Siliconware Precision Industries Co.....  $    271,926
  185,000  Taiwan Semiconductor Manufacturing Co.
             Ltd...................................       625,153
                                                     -------------
                                                          897,079
                                                     -------------
INSURANCE--0.43%
   44,000  Cathay Life Insurance...................       157,431
                                                     -------------
IRON & STEEL--1.03%
  478,000  China Steel Corp........................       380,061
                                                     -------------
TEXTILES--0.23%
   43,000  Nien Hsing Textile Co. Ltd..............        84,817
                                                     -------------
Total Taiwan Common Stocks.........................     2,220,511
                                                     -------------
THAILAND--2.15%
BANKS--0.34%
   15,000  Bangkok Bank Public Co. Ltd.*...........        44,915
   52,500  Siam Commercial Bank....................        37,190
   16,000  Thai Farmers Bank PLC*..................        44,457
                                                     -------------
                                                          126,562
                                                     -------------
COMMUNICATIONS--0.72%
    5,000  Advanced Information Service PCL*.......        53,143
NUMBER OF
SHARES/WARRANTS                                          VALUE
---------                                            -------------

THAILAND--(CONCLUDED)
COMMUNICATIONS--(CONCLUDED)

  162,000  Telecom Asia Corp. PCL*(1)..............  $    139,843
   21,000  Total Access Communication..............        71,400
                                                     -------------
                                                          264,386
                                                     -------------
CONSTRUCTION--0.16%
    2,000  Siam Cement*............................        59,131
                                                     -------------
ELECTRICITY & GAS--0.50%
   82,000  Electricity Generating Public Co.
             Ltd...................................       182,493
                                                     -------------
MINING--0.43%
   17,300  PTT Exploration & Production Public Co.
             Ltd...................................       159,606
                                                     -------------
Total Thailand Common Stocks.......................       792,178
                                                     -------------
Total Common Stocks (cost--$33,215,551)............    35,481,139
                                                     -------------

WARRANTS--0.01%
HONG KONG--0.01%
ELECTRICITY & GAS--0.01%
   18,650  Hong Kong & China Gas Ltd., warrants
             expiring 09/30/99; exercise price HKD
             12.27 (cost--$0)......................         3,104
                                                     -------------

PRINCIPAL
 AMOUNT                                                                                          MATURITY   INTEREST
  (000)                                                                                            DATE       RATE
---------                                                                                        ---------  ---------

REPURCHASE AGREEMENT--2.74%

 $ 1,005   Repurchase Agreement dated 04/30/99 with State Street Bank & Trust Company, collateralized by 1,000,000 U.S. Treasury Notes, 5.625% due 11/30/99
             (value--$1,028,750); proceeds: $1,005,335 (cost--$1,005,000)......................   05/03/99     4.000%    1,005,000
                                                                                                                       -----------
Total Investments (cost--$34,220,551)--99.30%........................................................................   36,489,243
Other assets in excess of liabilities--0.70%.........................................................................      258,788
                                                                                                                       -----------
Net Assets--100.00%..................................................................................................  $36,748,031
                                                                                                                       -----------
                                                                                                                       -----------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

-----------------

*    Non-income producing securities
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
ADR  American Depository Receipt
GDR  Global Depositary Receipts
HKD  Hong Kong Dollars
(1)  Security, or portion thereof, was on loan at April 30, 1999.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                            CONTRACT
                                                                               TO             IN          MATURITY   UNREALIZED
                                                                            DELIVER      EXCHANGE FOR       DATES    DEPRECIATION
                                                                           ----------  -----------------  ---------  -----------
Hong Kong Dollars........................................................  14,000,000    USD   1,768,570   03/03/00   $ (24,703)
                                                                                                                     -----------
                                                                                                                     -----------

-------------

USD  United States Dollar

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1999(UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------
COMMON STOCKS--83.51%
ARGENTINA--4.73%
BANKS--0.44%
    1,100  Banco De Galicia Y Buenos Aires S.A. de
             C.V. ADR..............................  $      25,369
    1,200  Banco Hipotecario S.A...................         13,685
                                                     -------------
                                                            39,054
                                                     -------------
BEVERAGES--0.34%
    2,800  Quilmes Industrial S.A. ADR.............         30,625
                                                     -------------
DISTRIBUTORS--0.10%
    3,000  Siderar S.A. ADR........................          9,244
                                                     -------------
DIVERSIFIED INDUSTRIALS--0.29%
    4,195  Perez Companc S.A. Class B..............         26,020
                                                     -------------
GAS DISTRIBUTION--0.16%
    7,400  Gas Natural Ban S.A. Class B............         14,214
                                                     -------------
OIL EXPLORATION & PRODUCTION--1.87%
    3,967  YPF Sociedad Anonima Class D ADR........        166,614
                                                     -------------
TELECOMMUNICATIONS--1.53%
    4,400  Telecom Argentina S.A...................         30,152
    2,830  Telefonica de Argentina S.A. Class B
             ADR...................................        105,771
                                                     -------------
                                                           135,923
                                                     -------------
Total Argentina Common Stocks......................        421,694
                                                     -------------
BOTSWANA--0.26%
BREWERIES, PUBS & RESTAURANTS--0.26%
   21,400  Sechaba Breweries Ltd.(2)...............         23,058
                                                     -------------
BRAZIL--1.04%
BREWERIES, PUBS & RESTAURANTS--0.33%
    1,700  Companhia Brasileire De Distribuicao....         29,644
                                                     -------------
DISTRIBUTORS--0.21%
  870,000  Sider Nacional CIA......................         18,594
                                                     -------------
ELECTRICITY--0.21%
  280,000  Companhia Paulista de Forca e Luz.......         18,880
                                                     -------------
MEDIA--0.29%
    1,300  Aracruz Celulose S.A. ADR...............         26,000
                                                     -------------

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

BRAZIL--(CONCLUDED)

TELECOMMUNICATIONS--0.00%
      300  Telecomunicacoes Brasileiras S.A. ADR...  $          24
                                                     -------------
Total Brazil Common Stocks.........................         93,142
                                                     -------------
CHILE--2.63%
BANKS--0.17%
      900  Banco Santander Chile Series A ADR......         15,525
                                                     -------------
BREWERIES, PUBS & RESTAURANTS--0.54%
    1,000  Compania Cervecerias Unidas S.A. ADR....         24,563
    1,600  Embotelladora Andina S.A. ADR...........         23,400
                                                     -------------
                                                            47,963
                                                     -------------
DIVERSIFIED INDUSTRIALS--0.24%
    2,000  Quinenco SA ADR.........................         21,500
                                                     -------------
ELECTRICITY--0.52%
    2,150  Chilectra S.A. ADR+.....................         46,259
                                                     -------------
EXTRACTIVE INDUSTRIES--0.27%
      646  Sociedad Quimica Y Minera de Chile S.A.
             Series B ADR..........................         23,712
                                                     -------------
RETAILERS, FOOD--0.32%
    1,900  Distribucion Y Servicio D&S.............         28,737
                                                     -------------
TELECOMMUNICATIONS--0.57%
    1,925  Compania de Telecomunicaciones de Chile
             S.A. ADR..............................         50,892
                                                     -------------
Total Chile Common Stocks..........................        234,588
                                                     -------------
CHINA--0.39%
ELECTRICITY & GAS--0.31%
    2,050  Huaneng Power International Inc. ADR....         27,547
                                                     -------------
TRANSPORTATION--0.08%
   48,000  Qingling Motors Co. Class H.............          7,493
                                                     -------------
Total China Common Stocks..........................         35,040
                                                     -------------
CROATIA--0.34%
HEALTH/PERSONAL CARE--0.34%
    1,950  Pliva D.D. GDR..........................         30,420
                                                     -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)

CZECH REPUBLIC--0.56%
UTILITIES--0.56%
    3,450  SPT Telecom A.S.*.......................  $      50,014
                                                     -------------
EGYPT--0.50%
CONSTRUCTION--0.37%
    4,285  Arab International Construction.........         33,122
                                                     -------------
OTHER FINANCIAL--0.13%
    1,100  EFG Hermes Holding S A E GDS............         11,330
                                                     -------------
Total Egypt Common Stocks..........................         44,452
                                                     -------------
GREECE--3.44%
BANKS--1.36%
    1,034  Alpha Credit Bank.......................         73,809
      700  National Bank of Greece.................         47,708
                                                     -------------
                                                           121,517
                                                     -------------
BEVERAGE/TOBACCO MANUFACTURING--0.68%
    2,050  Hellenic Bottling Co. S.A...............         60,662
                                                     -------------
COMMUNICATIONS--0.33%
    1,090  Stet Hellas Telecommunications*.........         29,430
                                                     -------------
COMPUTER/OFFICE EQUIPMENT--0.99%
    3,782  Greek Telecom...........................         87,739
                                                     -------------
MEDIA--0.08%
      630  Antenna Tv Sa...........................          7,403
                                                     -------------
Total Greece Common Stocks.........................        306,751
                                                     -------------
HONG KONG--1.98%
COMMERCE/INDUSTRIAL--0.37%
  110,000  Beijing Datang Power Generation Company
             Ltd...................................         32,996
                                                     -------------
COMMUNICATIONS--0.33%
   13,000  China Telecom*..........................         29,686
                                                     -------------
CONSTRUCTION--0.05%
    2,000  Cheung Kong Infrastucture Holdings......          4,180
                                                     -------------
FOODS--0.18%
   17,000  NG Fung Hong Ltd........................         16,449
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

HONG KONG--(CONCLUDED)

GLASS & CERAMICS--0.11%
   14,000  China Merchants Holdings
             International.........................  $       9,844
                                                     -------------
REAL ESTATE--0.51%
   27,000  China Resources Developement Enterprises
             Ltd...................................         45,459
                                                     -------------
SHIPPING--0.36%
   47,000  Cosco Pacific Ltd.......................         31,835
                                                     -------------
TRANSPORTATION EQUIPMENT--0.07%
   38,000  Zhejiang Expressway Co. Ltd.............          6,324
                                                     -------------
                                                           176,773
Total Hong Kong Common Stocks......................
                                                     -------------
HUNGARY--1.35%
BANKS--0.25%
      540  OTP Bank National Savings & Commerical
             Bank..................................         22,734
                                                     -------------
OIL--0.50%
    2,000  Moayar Olaj-Es Gazipare Reszvnytaras AG
             GDR...................................         44,500
                                                     -------------
UTILITIES--0.60%
    1,920  Matav RT ADR(1).........................         53,472
                                                     -------------
Total Hungary Common Stocks........................        120,706
                                                     -------------
INDIA--6.24%
BANKS--0.21%
    5,100  State Bank of India.....................         18,498
                                                     -------------
BUILDING MATERIALS--0.30%
      800  Associated Cement Co....................         26,576
                                                     -------------
ELECTRICAL EQUIPMENT--0.40%
    9,000  Bharat Heavy Electricals Ltd............         35,651
                                                     -------------
ELECTRICITY & GAS--0.08%
    5,000  Tata Power Co.*.........................          7,286
                                                     -------------
ENGINEERING VEHICLES--0.36%
    2,600  Bajaj Auto Ltd..........................         31,596
                                                     -------------
HOUSEHOLD GOODS & TEXTILES--1.68%
    2,150  Hindustan Lever.........................        103,103

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)
HOUSEHOLD GOODS & TEXTILES--(CONCLUDED)

   15,600  Reliance Industry.......................  $      47,030
                                                     -------------
                                                           150,133
                                                     -------------
OIL EXPLORATION & PRODUCTION--0.21%
    3,000  Bharat Petroleum Corp. Ltd..............         10,944
    2,000  Hindustan Petroleum Corp. Ltd...........          8,007
                                                     -------------
                                                            18,951
                                                     -------------
OIL, INTEGRATED--0.34%
    1,600  Castrol India Ltd.......................         30,484
                                                     -------------
PHARMACEUTICALS--0.33%
    2,300  Ranbaxy Laboratories Ltd................         29,025
                                                     -------------
SUPPORT SERVICES--0.68%
    1,600  Niit Ltd................................         60,537
                                                     -------------
TELECOMMUNICATIONS--0.47%
    9,700  Mahanagar Telephone Nigam Ltd...........         35,182
      500  Videsh Sanchar Nigam Ltd................          6,988
                                                     -------------
                                                            42,170
                                                     -------------
TOBACCO--1.18%
    4,800  ITC Ltd.................................        104,884
                                                     -------------
Total India Common Stocks..........................        555,791
                                                     -------------
INDONESIA--1.42%
COMMUNICATIONS--0.59%
   11,000  P.T. Indosat............................         21,257
   71,000  P.T. Telekomunikasi Indonesia...........         31,663
                                                     -------------
                                                            52,920
                                                     -------------
FOODS--0.53%
   18,000  H.M. Sampoerna*.........................         24,973
   28,000  Indofoods Sukses Makmur*................         22,199
                                                     -------------
                                                            47,172
                                                     -------------
MISCELLANEOUS MANUFACTURING--0.30%
   14,500  P.T. Gudang Garam.......................         26,315
                                                     -------------
Total Indonesia Common Stocks......................        126,407
                                                     -------------
ISRAEL--3.99%
BANKS--1.11%
   22,430  Bank Hapoalim Ltd.......................         53,529
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

ISRAEL--(CONCLUDED)
BANKS--(CONCLUDED)

   26,460  Bank Leumi..............................  $      45,278
                                                     -------------
                                                            98,807
                                                     -------------
PHARMACEUTICALS--0.82%
    1,600  Teva Pharmaceutical Industries Ltd.,
             ADS...................................         73,200
                                                     -------------
RETAIL TRADE--0.54%
   17,850  Supersol Ltd.*..........................         48,262
                                                     -------------
TELECOMMUNICATIONS--1.12%
    2,710  ECI Telecommunications Ltd..............         99,931
                                                     -------------
UTILITIES--0.40%
    9,106  Bezek Israel Telecommunications.........         35,344
                                                     -------------
Total Israel Common Stocks.........................        355,544
                                                     -------------
KOREA--11.29%
BANKS--1.15%
    7,501  Kookmin Bank............................        102,243
                                                     -------------
CHEMICALS--0.94%
    4,874  LG Chemicals Ord........................         84,070
                                                     -------------
COMMUNICATIONS--0.21%
       18  Korea Mobile Telecom Corp...............         18,837
                                                     -------------
CONSTRUCTION/BUILDING MATERIALS--1.09%
    8,800  Shinhan Bank............................         96,996
                                                     -------------
ELECTRICAL APPLIANCES--3.56%
    4,121  Samsung Electronics Corp................        316,920
                                                     -------------
ELECTRICITY & GAS--1.87%
    4,900  Korea Electric Power Corp...............        141,001
    1,600  Korea Electric Power Corp. ADR..........         25,600
                                                     -------------
                                                           166,601
                                                     -------------
IRON & STEEL--1.90%
    1,700  Pohang Iron & Steel Co. Ltd.............        143,524
    1,000  Pohang Iron & Steel Ltd. ADR............         25,750
                                                     -------------
                                                           169,274
                                                     -------------
OILS--0.28%
    1,200  Yukong Ltd..............................         25,242
                                                     -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
KOREA--(CONCLUDED)

SECURITIES--0.29%
    1,060  Daewoo Securities.......................  $      26,177
                                                     -------------
Total Korea Common Stocks..........................      1,006,360
                                                     -------------
MALAYSIA--0.62%
ELECTRICITY & GAS--0.27%
   14,000  Tenaga Nasional Berhad..................         23,726
                                                     -------------
SERVICES--0.35%
    6,000  Resorts World Berhad....................          7,895
   14,000  Tanjong PLC.............................         23,432
                                                     -------------
                                                            31,327
                                                     -------------
Total Malaysia Common Stocks.......................         55,053
                                                     -------------
MAURITIUS--0.14%
BANKS--0.14%
   21,000  State Bank of Mauritius.................         12,237
                                                     -------------
MEXICO--14.22%
BANKS--0.83%
   29,000  Grupo Financiero Banamex*...............         73,912
                                                     -------------
BEVERAGES--0.52%
   17,500  Grupo Modelo S.A. de C.V................         46,117
                                                     -------------
BREWERIES, PUBS & RESTAURANTS--1.06%
   26,500  Fomento Economico Mexicano, S.A. de C.V.
             Series B..............................         94,643
                                                     -------------
BUILDING & CONSTRUCTION--0.72%
    7,600  Consocio Ara, S.A. de C.V...............         27,883
    9,800  Grupo Industrial Saltillo, S.A. de
             C.V...................................         36,061
                                                     -------------
                                                            63,944
                                                     -------------
BUILDING MATERIALS & MERCHANTS--1.01%
   19,395  Cemex, S.A. de C.V......................         90,258
                                                     -------------
DIVERSIFIED INDUSTRIALS--0.57%
    6,000  Alfa, S.A. de C.V. Series A.............         23,864
    5,500  Grupo Carso, S.A. de C.V. Series A......         26,518
                                                     -------------
                                                            50,382
                                                     -------------
EXTRACTIVE INDUSTRIES--0.28%
    7,400  Industrias Penoles......................         25,027
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

MEXICO--(CONCLUDED)

FOOD, BEVERAGE & TOBACCO--0.29%
   13,000  Grupo Sanborn*..........................  $      25,747
                                                     -------------
FOOD PRODUCERS--0.58%
   24,000  Grupo Industrial Bimbo, S.A. de C.V.....         51,688
                                                     -------------
MEDIA--0.84%
    2,100  Grupo Televisa, S.A. de C.V.............         42,046
      800  Grupo Televisa, S.A. de C.V. GDS........         32,800
                                                     -------------
                                                            74,846
                                                     -------------
PAPER, PACKAGING & PRINTING--0.69%
   15,900  Kimberly Clark de Mexico S.A. de C.V....         61,948
                                                     -------------
RETAIL--0.50%
   43,000  Controladora Commerical Mexicana........         44,303
                                                     -------------
RETAILERS, GENERAL--1.71%
   81,600  Cifra, S.A. de C.V. Series C............        152,779
                                                     -------------
TELECOMMUNICATIONS--4.62%
    5,440  Telefonos de Mexico, S.A. de C.V. ADR...        412,080
                                                     -------------
Total Mexico Common Stocks.........................      1,267,674
                                                     -------------
PAKISTAN--0.49%
CHEMICALS--0.33%
   11,878  Engro Chemicals Pakistan Ltd............         19,767
    9,000  Fauji Fertilizer Co. Ltd................          9,503
                                                     -------------
                                                            29,270
                                                     -------------
ELECTRICITY--0.15%
   39,000  Hub Power Co.*..........................         12,881
                                                     -------------
OIL EXPLORATION & PRODUCTION--0.01%
      662  Pakistan State Oil Company Ltd.*........          1,165
                                                     -------------
Total Pakistan Common Stocks.......................         43,316
                                                     -------------
PERU--0.94%
BANKS--0.24%
   41,000  Banco Continental.......................         21,256
                                                     -------------
BUILDING & CONSTRUCTION--0.00%
        1  Cementos Norte Pacasmayo, S.A...........              1
                                                     -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
PERU--(CONCLUDED)

EXTRACTIVE INDUSTRIES--0.20%
    1,100  Compania De Minas Buenaventura..........  $      17,738
                                                     -------------
TELECOMMUNICATIONS--0.50%
    3,000  Telefonica Del Peru S.A. Class B ADS....         45,187
                                                     -------------
Total Peru Common Stocks...........................         84,182
                                                     -------------
PHILIPPINES--2.30%
BANKS--0.22%
    2,000  Metropolitan Bank & Trust Co............         19,987
                                                     -------------
COMMERCE/INDUSTRIAL--0.51%
  127,000  Ayala Corp*.............................         45,924
                                                     -------------
COMMUNICATIONS--0.45%
    1,231  Philippine Long Distance Telephone
             Co....................................         39,819
                                                     -------------
ELECTRICITY & GAS--0.59%
   13,861  Manila Electric Co. Class B.............         52,856
                                                     -------------
FOODS--0.11%
    4,500  San Miguel Corporation Class B..........          9,586
                                                     -------------
REAL ESTATE--0.42%
  101,104  Ayala Land Inc..........................         37,224
                                                     -------------
Total Philippines Common Stocks....................        205,396
                                                     -------------
POLAND--1.60%
BANKS--0.22%
    1,180  Bank Handlowy Warsza....................         14,327
      110  Bank Przemyslowo-Handlowy S.A...........          5,620
                                                     -------------
                                                            19,947
                                                     -------------
DIVERSIFIED HOLDINGS COMPANIES--0.89%
    6,650  Elektrim Spolka Akcyjna S.A.............         79,056
                                                     -------------
UTILITIES--0.49%
    7,100  Telekomunikacja Cta Polska*.............         43,310
                                                     -------------
Total Poland Common Stocks.........................        142,313
                                                     -------------
PORTUGAL--0.06%
RETAILERS, GENERAL--0.06%
      180  Jeronimo Martins*.......................          5,762
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

RUSSIA--1.27%
ELECTRICITY--0.15%
    2,440  Unified Energy System GDR*..............  $      13,664
                                                     -------------
OILS--0.91%
    1,240  Lukoil Holdings ADR.....................         42,799
    5,280  Surgutneftegaz ADR......................         38,280
                                                     -------------
                                                            81,079
                                                     -------------
OTHER ENERGY--0.21%
    7,890  Ao Mosenergo ADR........................         18,739
                                                     -------------
Total Russia Common Stocks.........................        113,482
                                                     -------------
SOUTH AFRICA--8.37%
BANKS--0.37%
    6,200  Amalgamated Banks of South Africa.......         32,605
                                                     -------------
BREWERIES, PUBS & RESTAURANTS--0.51%
    5,417  South African Breweries Ltd.*...........         45,401
                                                     -------------
DIVERSIFIED INDUSTRIALS--1.65%
   12,477  Barlow Ltd..............................         74,841
   38,900  Malbak Ltd. Ord.........................         22,375
    6,500  Rembrandt Group Ltd.....................         49,404
                                                     -------------
                                                           146,620
                                                     -------------
EXTRACTIVE INDUSTRIES--1.44%
    2,495  Anglo American Corporation of South
             Africa Ltd. S.A.......................        128,748
                                                     -------------
FINANCIAL SERVICES--0.52%
   41,850  First Rand Ltd..........................         46,080
                                                     -------------
INSURANCE--0.43%
   39,318  Sanlam Ltd.*............................         38,575
                                                     -------------
LIFE ASSURANCE--0.45%
    2,788  Liberty Life Association................         40,182
                                                     -------------
OIL EXPLORATION & PRODUCTION--0.60%
    7,615  Sasol Ltd...............................         53,812
                                                     -------------
OTHER FINANCIAL--0.34%
    3,400  Fedsure Holdings Ltd....................         30,452
                                                     -------------
PAPER, PACKAGING & PRINTING--0.96%
    9,600  Nampak Ltd..............................         20,273

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONTINUED)
SOUTH AFRICA--(CONCLUDED)
PAPER, PACKAGING & PRINTING--(CONCLUDED)

    9,000  Sappi...................................  $      65,078
                                                     -------------
                                                            85,351
                                                     -------------
PHARMACEUTICALS--0.32%
    5,500  South African Druggist Ltd..............         28,833
                                                     -------------
RETAILERS, GENERAL--0.78%
    6,000  Ellerine Holdings Ltd...................         23,911
   13,773  LA Retail Stores Ltd....................         19,239
   31,142  Metro Cash And Carry....................         26,101
                                                     -------------
                                                            69,251
                                                     -------------
Total South Africa Common Stocks...................        745,910
                                                     -------------
TAIWAN--7.59%
BANKS--1.31%
   16,000  Bank Sinopac............................         11,254
   32,000  First Bank..............................         53,333
   31,000  Hua Nan Bank............................         52,141
                                                     -------------
                                                           116,728
                                                     -------------
CHEMICALS--0.71%
   39,885  Nan Ya Plastic..........................         63,426
                                                     -------------
COMMERCE/INDUSTRIAL--0.47%
    4,000  Asustek Computer........................         41,835
                                                     -------------
ELECTRICAL APPLIANCES--2.46%
   24,000  Acer Inc................................         35,083
   16,000  Siliconware Precision Industries Co.
             GDR...................................         28,624
   46,000  Taiwan Semiconductor Manufacturing
             Company Ltd...........................        155,443
                                                     -------------
                                                           219,150
                                                     -------------
IRON & STEEL--0.65%
   73,000  China Steel Corp........................         58,043
                                                     -------------
LIFE ASSURANCE--1.17%
   29,000  Cathay Life Insurance...................        103,761
                                                     -------------
MACHINERY--0.12%
    2,000  Hon Hai Precision.......................         10,887
                                                     -------------
SHIPPING--0.61%
   42,000  Evergreen Marine........................         54,330
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

TAIWAN--(CONCLUDED)

TEXTILES--0.09%
    6,000  Far East Textile........................  $       8,055
                                                     -------------
Total Taiwan Common Stocks.........................        676,215
                                                     -------------
THAILAND--2.46%
BANKS--0.20%
    4,000  Bangkok Bank Public Co. Ltd.*...........         11,977
    2,200  Thai Farmers Bank PCL*..................          6,113
                                                     -------------
                                                            18,090
                                                     -------------
COMMUNICATIONS--0.89%
    3,500  Advanced Information Service PCL*.......         37,200
   13,000  Telecom Asia Corporation PCL*...........         11,222
    9,000  Total Access Communication Public
             Company Ltd...........................         30,600
                                                     -------------
                                                            79,022
                                                     -------------
CONSTRUCTION--0.43%
    1,300  Siam Cement Co.*........................         38,435
                                                     -------------
ELECTRICITY & GAS--0.39%
   15,500  Electricity Generating Public Co.
             Ltd...................................         34,496
                                                     -------------
MINING--0.55%
    5,300  PTT Exploration & Production Public
             Company Ltd...........................         48,897
                                                     -------------
Total Thailand Common Stocks.......................        218,940
                                                     -------------
TURKEY--2.74%
BANKS--1.37%
1,762,595  Akbank..................................         56,225
2,726,742  Yapi ve Kredi Bankasi A.S...............         65,410
                                                     -------------
                                                           121,635
                                                     -------------
ELECTRICAL EQUIPMENT--0.16%
  134,380  Vestel Elektronik Sanayi ve Ticarer*....         14,403
                                                     -------------
FINANCIAL INSTITUTIONS/SERVICES--0.56%
1,814,660  Haci Omer Sabanci.......................         49,782
                                                     -------------
RETAIL--0.54%
   35,130  Migros Turk T.A.S.......................         48,410
                                                     -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

COMMON STOCKS--(CONCLUDED)
TURKEY--(CONCLUDED)

UTILITIES--0.11%
  422,184  Northern Electric Telekomunikasyon
             A.S...................................  $       9,912
                                                     -------------
Total Turkey Common Stocks.........................        244,142
                                                     -------------
ZIMBABWE--0.55%
LEISURE & HOTELS--0.42%
  400,000  Econet Wireless Holdings................         37,212
                                                     -------------
OTHER FINANCIAL--0.13%
   39,000  NMBZ Holdings Ltd.*.....................         11,700
                                                     -------------
                                                            48,912
Total Zimbabwe Common Stocks.......................
                                                     -------------
Total Common Stocks (cost--$6,696,894).............      7,444,274
                                                     -------------
PREFERRED STOCKS--9.25%
BRAZIL--9.15%
BANKS--2.25%
5,620,000  Banco Bradesco S.A......................         29,944
   67,000  Banco Itau S.A..........................         35,295
    7,200  Companhia Vale Do Rio Doce..............        135,677
                                                     -------------
                                                           200,916
                                                     -------------
BREWERIES, PUBS & RESTAURANTS--0.52%
   93,000  Cia Cervejaria Brahma...................         46,472
                                                     -------------
BUILDING MATERIALS & MERCHANTS--0.16%
  130,000  Companhia Cimento Portland Itau (CIA)...         14,087
                                                     -------------
ELECTRICITY--1.15%
3,548,000  Centrais Electricas Brasileiras S.A.
             (Electrobras).........................         75,083
    3,400  Companhia Paranaense De ADR.............         27,837
                                                     -------------
                                                           102,920
                                                     -------------
ENGINEERING--0.49%
2,800,000  Gerdau S.A. Siderurgia..................         43,694
                                                     -------------
OIL EXPLORATION & PRODUCTION--0.80%
  436,000  Petroleo Brasileiros S.A. (Petrobras)...         70,873
                                                     -------------
NUMBER OF
 SHARES                                                  VALUE
---------                                            -------------

BRAZIL--(CONCLUDED)

SUPPORT SERVICES--0.59%
2,168,524  Companhia Energetica de Minas Gerias
             (CEMIG)...............................  $      52,222
                                                     -------------
TELECOMMUNICATIONS--3.19%
    1,900  Embratel Participacoes S. A. ADR........         30,875
6,920,000  Tele Centro Sul Part....................         74,991
      300  Telecomunicacoes Brasileiras............         27,356
  897,864  Telecomunicacoes de Sao Paulo S.A.
             (Electrobras).........................        112,166
  129,472  Telecomunicacoes do Parana S.A.
             (Telepar).............................         18,489
  472,864  Telesp Celular S.A......................         20,213
                                                     -------------
                                                           284,090
                                                     -------------
Total Brazil Preferred Stocks......................        815,274
                                                     -------------
THAILAND--0.10%
BANKS--0.10%
   12,500  Siam Commercial Bank....................          8,855
                                                     -------------
Total Preferred Stocks (cost--$997,197)............        824,129
                                                     -------------

WARRANTS--0.94%
KOREA--0.94%
TELECOMMUNICATIONS--0.94%
      100  SK Telcom, Warrants expiring 02/26/01...         83,737
                                                     -------------

RIGHTS--0.04%
GREECE--0.04%
BANKS--0.04%
    1,040  National Bank Greece, rights expiring
             05/28/99..............................          3,208
                                                     -------------
Total Investments (cost--$7,746,292)--93.74%.......      8,355,348
Other assets in excess of liabilities--6.26%.......        558,384
                                                     -------------
Net Assets--100.00%................................  $   8,913,732
                                                     -------------
                                                     -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

---------------

*    Non-income producing securities
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration; normally to qualified institutional buyers.
ADR  American Depositary Receipts
GDR  Global Depositary Receipts
GDS  Global Depositary Shares
(1)  Security or portion thereof, was on loan at April 30, 1999.
(2)  Illiquid securities represent 0.26% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                               CONTRACT                             UNREALIZED
                                                                                  TO           IN       MATURITY   APPRECIATION
                                                                               DELIVER    EXCHANGE FOR    DATES    (DEPRECIATION)
                                                                              ----------  ------------  ---------  -------------
Brazilian Real..............................................................     150,018   USD 110,00    06/16/99    $  23,988
Brazilian Real..............................................................      70,000   USD 50,000    06/22/99        9,981
Hong Kong Dollars...........................................................     755,000   USD 94,603    06/21/00       (2,273)
                                                                                                                   -------------
                                                                                                                     $  31,696
                                                                                                                   -------------
                                                                                                                   -------------

-----------------

USD  United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                    APRIL 30, 1999(UNAUDITED)

                                                                                       EMERGING
                                                  GLOBAL EQUITY    ASIA PACIFIC         MARKETS
                                                      FUND          GROWTH FUND       EQUITY FUND
                                                  -------------   ---------------   ---------------
ASSETS
Investments, at value (cost--$329,731,258,
  $34,220,551 and $7,746,292, respectively).....  $ 390,345,879    $   36,489,243    $  8,355,348
Investments of cash collateral received for
  securities loaned, at value
  (cost--$48,019,535, $2,923,880 and $49,300,
  respectively).................................     48,019,535         2,923,880          49,300
Cash............................................     10,004,883           294,920         186,921
Cash denominated in foreign currencies, at value
  (cost--$242,165, $244,224 and $216,054,
  respectively).................................        228,913           247,653         216,047
Receivable for investments sold.................      1,684,221           739,679         185,121
Receivable for shares of beneficial interest
  sold..........................................         57,558           136,908         106,508
Dividends and interest receivable...............      2,181,461            62,399          32,975
Futures variation margin receivable.............         38,679         --               --
Deferred organizational expenses................       --                  87,568        --
Unrealized appreciation of forward foreign
  currency contracts............................       --               --                 33,969
Other assets....................................        237,742             5,070          32,715
                                                  -------------   ---------------   ---------------
Total assets....................................    452,798,871        40,987,320       9,198,904
                                                  -------------   ---------------   ---------------
LIABILITIES
Collateral for securities loaned................     48,019,535         2,923,880          49,300
Payable for investments purchased...............     17,076,189         1,052,365         154,062
Payable for shares of beneficial interest
  repurchased...................................        947,266            38,525          10,409
Payable to affiliates...........................        402,829            53,250           4,890
Unrealized depreciation of foreign currency
  contracts.....................................       --                  24,703           2,273
Accrued expenses and other liabilities..........        478,632           146,566          64,238
                                                  -------------   ---------------   ---------------
Total liabilities...............................     66,924,451         4,239,289         285,172
                                                  -------------   ---------------   ---------------
NET ASSETS
Beneficial interest shares of $0.001 par value
  outstanding (unlimited amount authorized).....    289,311,430        64,612,709      27,738,687
Accumulated net investment income (loss)........        436,927          (363,218)        (15,132)
Accumulated net realized gains (losses) from
  investments and foreign currency..............     35,191,858       (29,711,968)    (19,438,833)
Net unrealized appreciation of investments and
  other assets and liabilities denominated in
  foreign currencies............................     60,934,205         2,210,508         629,010
                                                  -------------   ---------------   ---------------
Net assets......................................  $ 385,874,420    $   36,748,031    $  8,913,732
                                                  -------------   ---------------   ---------------
                                                  -------------   ---------------   ---------------
CLASS A:
Net assets......................................  $ 244,501,134    $   14,092,587    $  4,773,099
                                                  -------------   ---------------   ---------------
Shares outstanding..............................     13,703,725         1,563,755         565,870
                                                  -------------   ---------------   ---------------
Net asset and redemption value per share........         $17.84             $9.01           $8.43
                                                          -----              ----           -----
                                                          -----              ----           -----
Maximum offering price per share (net asset
  value plus sales charge of 4.50% of offering
  price)........................................         $18.68             $9.43           $8.83
                                                          -----              ----           -----
                                                          -----              ----           -----
CLASS B:
Net assets......................................  $  45,630,180    $   14,006,160    $    481,051
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      2,712,686         1,578,131          58,592
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $16.82             $8.88           $8.21
                                                          -----              ----           -----
                                                          -----              ----           -----
CLASS C:
Net assets......................................  $  39,222,117    $    8,551,871    $  2,728,543
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      2,328,232           963,156         335,314
                                                  -------------   ---------------   ---------------
Net asset value and offering price per share....         $16.85             $8.88           $8.14
                                                          -----              ----           -----
                                                          -----              ----           -----
CLASS Y:
Net assets......................................  $  56,520,989    $       97,413    $    931,039
                                                  -------------   ---------------   ---------------
Shares outstanding..............................      3,103,226            10,862         109,270
                                                  -------------   ---------------   ---------------
Net asset value, offering price and redemption
  value per share...............................         $18.21             $8.97           $8.52
                                                          -----              ----           -----
                                                          -----              ----           -----

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS       FOR THE SIX MONTHS ENDED APRIL 30, 1999(UNAUDITED)

                                                                                        GLOBAL     ASIA PACIFIC  EMERGING MARKETS
                                                                                     EQUITY FUND   GROWTH FUND     EQUITY FUND
                                                                                     ------------  ------------  ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $228,003, $19,418 and $11,753,
  respectively)....................................................................  $  3,165,502   $  283,110     $     81,021
Interest...........................................................................       606,260       19,949            2,934
                                                                                     ------------  ------------  ----------------
                                                                                        3,771,762      303,059           83,955
                                                                                     ------------  ------------  ----------------

EXPENSES:
Investment advisory and administration.............................................     1,679,295      185,416           46,549
Service fees--Class A..............................................................       311,381       14,817            5,184
Service and distribution fees--Class B.............................................       251,365       62,555            2,230
Service and distribution fees--Class C.............................................       204,341       32,364           11,633
Custody and accounting.............................................................       498,733       54,235           14,399
Transfer agency and related services fees..........................................       188,489       30,276           10,070
Reports and notices to shareholders................................................       102,885       23,331            8,718
Legal and audit....................................................................        57,351       44,463           36,130
State registration fees............................................................        28,075       58,607           13,018
Trustees' fees.....................................................................         7,810        7,810            7,810
Amortization of organizational expenses............................................       --            15,113            8,801
Other expenses.....................................................................         3,995        1,260            1,802
                                                                                     ------------  ------------  ----------------
                                                                                        3,333,720      530,247          166,344
Less: Fee waivers and reimbursements from adviser..................................       --            --              (62,337)
                                                                                     ------------  ------------  ----------------
Net expenses.......................................................................     3,333,720      530,247          104,007
                                                                                     ------------  ------------  ----------------
Net investment income (loss).......................................................       438,042     (227,188)         (20,052)
                                                                                     ------------  ------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from:
    Investments....................................................................    33,719,859   (1,176,220)        (627,583)
    Foreign currency transactions..................................................      (995,310)     (60,319)        (405,930)
    Futures transactions...........................................................     6,095,175       --              --
Net change in unrealized appreciation/depreciation of:
    Investments....................................................................    20,321,098   10,302,221        3,054,500
    Futures........................................................................    (2,513,158)      --              --
    Other assets and liabilities denominated in foreign currencies.................      (141,269)      (9,473)          35,261
                                                                                     ------------  ------------  ----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS.....................    56,486,395    9,056,209        2,056,248
                                                                                     ------------  ------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................  $ 56,924,437   $8,829,021     $  2,036,196
                                                                                     ------------  ------------  ----------------
                                                                                     ------------  ------------  ----------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                       MONTHS
                                                       ENDED           FOR THE YEAR
                                                   APRIL 30, 1999         ENDED
                                                    (UNAUDITED)      OCTOBER 31, 1998
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment income (loss)....................    $    438,042       $    (81,072)
Net realized gains (losses) from:
  Investments...................................      33,719,859         14,395,205
  Foreign currency transactions.................        (995,310)           481,069
  Futures contracts.............................       6,095,175          4,092,682
Net changes in unrealized
  appreciation/depreciation of:
  Investments...................................      20,321,098            934,114
  Futures.......................................      (2,513,158)         2,864,384
  Other assets and liabilities denominated in
  foreign currencies............................        (141,269)            69,896
                                                  ----------------   ----------------
Net increase in net assets resulting from
  operations....................................      56,924,437         22,756,278
                                                  ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A...................        (270,090)          --
Net investment income Class Y...................        (131,022)          --
Net realized gains from investment
  transactions--Class A.........................     (11,886,871)       (37,180,745)
Net realized gains from investment
  transactions--Class B.........................      (2,646,732)       (11,285,760)
Net realized gains from investment
  transactions--Class C.........................      (2,064,240)        (7,351,661)
Net realized gains from investment
  transactions--Class Y.........................      (2,546,029)        (7,350,899)
                                                  ----------------   ----------------
                                                     (19,544,984)       (63,169,065)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............     277,808,923        714,822,072
Cost of shares repurchased......................    (344,474,311)      (831,906,775)
Proceeds from dividends reinvested..............      18,643,466         59,838,962
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................     (48,021,922)       (57,245,741)
                                                  ----------------   ----------------
Net decrease in net assets......................     (10,642,469)       (97,658,528)

NET ASSETS:
Beginning of period.............................     396,516,889        494,175,417
                                                  ----------------   ----------------
End of period (including undistributed net
  investment income of $436,927 and $399,997,
  respectively).................................    $385,874,420       $396,516,889
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                       MONTHS
                                                       ENDED           FOR THE YEAR
                                                   APRIL 30, 1999         ENDED
                                                    (UNAUDITED)      OCTOBER 31, 1998
                                                  ----------------   ----------------

FROM OPERATIONS:
Net investment loss.............................    $   (227,188)      $   (199,382)
Net realized losses from:
  Investments...................................      (1,176,220)       (26,226,085)
  Foreign currency transactions.................         (60,319)           (76,554)
Net change in unrealized
  appreciation/depreciation of:
  Investments...................................      10,302,221         14,069,096
  Other assets and liabilities denominated in
  foreign currencies............................          (9,473)           (46,985)
                                                  ----------------   ----------------
Net increase (decrease) in net assets resulting
  from operations...............................       8,829,021        (12,479,910)
                                                  ----------------   ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............       6,877,504         23,242,085
Cost of shares repurchased......................      (9,497,640)       (38,524,648)
                                                  ----------------   ----------------
Net decrease in net assets from beneficial
  interest transactions.........................      (2,620,136)       (15,282,563)
                                                  ----------------   ----------------
Net increase (decrease) in net assets...........       6,208,885        (27,762,473)

NET ASSETS:
Beginning of period.............................      30,539,146         58,301,619
                                                  ----------------   ----------------
End of period...................................    $ 36,748,031       $ 30,539,146
                                                  ----------------   ----------------
                                                  ----------------   ----------------

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE SIX MONTHS
                                                          ENDED             FOR THE YEAR
                                                     APRIL 30, 1999            ENDED
                                                       (UNAUDITED)        OCTOBER 31, 1998
                                                  ---------------------   ----------------

FROM OPERATIONS:
Net investment loss.............................       $   (20,052)         $    (57,683)
Net realized losses from:
  Investments...................................          (627,583)           (2,824,156)
  Foreign currency transactions.................          (405,930)             (136,681)
Net change in unrealized
  appreciation/depreciation of:
  Investments...................................         3,054,500            (1,564,207)
  Other assets and liabilities denominated in
  foreign currencies............................            35,261               (24,657)
                                                       -----------        ----------------
Net increase (decrease) in net assets resulting
  from operations...............................         2,036,196            (4,607,384)
                                                       -----------        ----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............         1,110,506             9,078,922
Cost of shares repurchased......................        (2,383,528)          (22,538,713)
                                                       -----------        ----------------
Net decrease in net assets from beneficial
  interest transactions.........................        (1,273,022)          (13,459,791)
                                                       -----------        ----------------
Net increase (decrease) in net assets...........           763,174           (18,067,175)

NET ASSETS:
Beginning of period.............................         8,150,558            26,217,733
                                                       -----------        ----------------
End of period (including undistributed net
  investment income of $4,920 at October 31,
  1998).........................................       $ 8,913,732          $  8,150,558
                                                       -----------        ----------------
                                                       -----------        ----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust ("Investment Trust"), the PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust ("Managed Trust") and the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II ("Investment Trust II") (each a "Fund"), are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. Asia Pacific Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region, excluding Japan. Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. (Investment Trust, Investment Trust II and Managed Trust are each sometimes referred to herein as a "Trust.") Organizational costs have been deferred and are being (or, in the case of Global Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Funds commenced operations.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of each Fund, or a Fund's sub-adviser, Invista Capital Management, Inc. ("Invista") (for foreign investments only), for Global Equity Fund, or Schroder Capital Management International Inc. ("Schroder"), for Emerging Markets Equity Fund and the Asia Pacific Growth Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from a recognized dealer in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

or less remaining to maturity unless a Trust's Board determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of each Trust's Board.

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian, unless each Trust's Board determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a computation of each Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of a Trust's Board.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts for hedging purposes, and in the case of Global Equity Fund, to adjust Global Equity's exposure to U.S. and foreign equity markets in connection with a reallocation of that Fund's assets. However, imperfect correlations between futures contracts and the related portfolio securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

  Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million,

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily net assets.

  Mitchell Hutchins has entered into a contract with Invista dated October 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the foreign investments of Global Equity Fund. Mitchell Hutchins allocates the Fund's investments between domestic and foreign investments and is responsible for the day-to-day management of the Fund's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.40% of the Fund's average daily net assets allocated to Invista's management up to and including $100 million, 0.29% of the Fund's average daily net assets allocated to Invista's management in excess of $100 million up to and including $300 million, and 0.26% of such assets in excess of $300 million.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Emerging Markets Equity Fund. Under a Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

  Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

  At April 30, 1999 the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund owed Mitchell Hutchins $272,035, $33,180 and $1,524, respectively, in investment advisory and administrative fees. Mitchell Hutchins voluntarily waived $43,694 of its management fee and reimbursed other expenses of $6,353 for the Emerging Markets Equity Fund for the six months ended April 30, 1999.

  For the six months ended April 30, 1999, the Global Equity Fund, the Asia Pacific Growth Fund, and the Emerging Markets Equity Fund paid $6,126, $0, and $0, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1999 the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $121,386, $19,624 and $3,338, respectively, in service and distribution fees. Mitchell Hutchins voluntarily waived $12,290 of its service & distribution fees for the Emerging Markets Equity Fund for the six months ended April 30, 1999.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund that for the six months ended April 30, 1999 it had earned $82,561, $101,391 and $1,921, respectively, in sales charges.

SECURITY LENDING

  Each Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the six months ended April 30, 1999 as follows:

Global Equity Fund........................................................  $  24,714
Asia Pacific Growth Fund..................................................  $   2,973
Emerging Markets Equity Fund..............................................  $      85

  At April 30, 1999, the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund owed PaineWebber $9,408, $446 and $28, respectively, in security lending fees.

  For the six months ended April 30, 1999, the Funds earned compensation for lending its securities as follows:

Global Equity Fund........................................................  $  73,071
Asia Pacific Growth Fund..................................................  $   8,837
Emerging Markets Equity Fund..............................................  $     250

  As of April 30, 1999, each Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                            COLLATERAL      MARKET
                                                               FOR        VALUES OF
                                                            SECURITIES    SECURITIES
                                                              LOANED        LOANED
                                                           ------------  ------------
Global Equity Fund.......................................  $48,019,535   $45,645,852
Asia Pacific Growth Fund.................................  $ 2,923,880   $ 2,778,718
Emerging Markets Equity Fund.............................  $    49,300   $    47,345

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  As of April 30, 1999 the Funds invested the collateral in the following money market funds and certificates of deposit:

NUMBER OF
   SHARES/
 PRINCIPAL
    AMOUNT
  (000)
----------

GLOBAL EQUITY FUND

            Cayman Island Bank Certificate of Deposit, 4.938%, due
   $10,000   05/03/99.................................................  $10,000,000
       107  Janus Investment Fund.....................................      106,795
       418  Liquid Assets Portfolio...................................      418,457
    37,488  MH Private Money Market Fund LLC..........................   37,487,673
         2  Prime Portfolio...........................................        2,340
         4  TempFund Portfolio........................................        4,270
                                                                        -----------
            Total investments of cash collateral received for
           securities on loan (cost--$48,019,535).....................  $48,019,535
                                                                        -----------
                                                                        -----------

ASIA PACIFIC GROWTH FUND

       299  Janus Investment Fund.....................................  $   298,617
       698  Liquid Assets Portfolio...................................      697,769
     1,927  MH Private Money Market Fund LLC..........................    1,927,494
                                                                        -----------
Total investments of cash collateral received for securities on loan
(cost--$2,923,880)....................................................   $2,923,880
                                                                        -----------
                                                                        -----------

EMERGING MARKETS EQUITY FUND

        49  Janus Investment Fund (cost--$49,300).....................  $    49,300
                                                                        -----------
                                                                        -----------

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended April 30, 1999, the Funds did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended April 30, 1999, PaineWebber received from PFPC, Inc., not the Funds, approximately 52%, 52% and 45% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at April 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  At April 30, 1999, the components of net unrealized appreciation were as follows:

                                                                                             EMERGING
                                                          GLOBAL EQUITY    ASIA PACIFIC       MARKETS
                                                              FUND         GROWTH FUND      EQUITY FUND
                                                          -------------   --------------   -------------
Gross appreciation (investments having an excess of
 value over cost).......................................  $  68,823,925   $   6,553,893    $   1,755,250
Gross depreciation (investments having an excess of cost
 over value)............................................     (8,209,304)     (4,285,201)      (1,146,194)
                                                          -------------   --------------   -------------
Net appreciation of investments.........................  $  60,614,621   $   2,268,692    $     609,056
                                                          -------------   --------------   -------------
                                                          -------------   --------------   -------------

  For the six month period ended April 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short term securities were as follows:

                                                             GLOBAL                       EMERGING
                                                             EQUITY      ASIA PACIFIC     MARKETS
                                                              FUND       GROWTH FUND    EQUITY FUND
                                                          ------------   ------------   ------------
Purchases...............................................  $159,616,016   $ 9,585,418    $ 2,635,832
Sales...................................................  $208,093,242   $12,483,705    $ 3,758,249

FEDERAL INCOME TAX STATUS

  The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At October 31, 1998 the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                           GLOBAL                       EMERGING
                                                           EQUITY      ASIA PACIFIC     MARKETS
FISCAL YEAR ENDING                                          FUND       GROWTH FUND    EQUITY FUND
--------------------------------------------------------  ---------    ------------   ------------
2002....................................................    --             --         $  7,735,682
2003....................................................    --             --            7,723,267
2005....................................................    --         $ 5,254,850         --
2006....................................................    --          22,379,279       2,795,275
                                                             ---       ------------   ------------
                                                            --         $27,634,129    $ 18,254,224
                                                             ---       ------------   ------------
                                                             ---       ------------   ------------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                    CLASS Y
                        --------------------------  -------------------------  -------------------------  -------------------------
GLOBAL EQUITY FUND        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

SIX MONTHS ENDED
 APRIL 30, 1999
Shares sold...........   14,700,461  $ 250,803,553      81,445  $   1,333,627     550,613  $   8,958,726     960,679  $  16,713,017
Shares repurchased....  (17,503,463)  (299,709,532)   (576,203)    (9,348,028) (1,010,532)   (16,419,484) (1,091,291)   (18,997,267)
Shares converted from
 Class B to Class A...      345,025      5,908,790    (365,083)    (5,908,790)     --           --            --           --
Dividend reinvested...      697,012     11,514,628     157,538      2,459,166     127,936      1,999,640     158,271      2,670,032
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net increase
 (decrease)...........   (1,760,965) $ (31,482,561)   (702,303) $ (11,464,025)   (331,983) $  (5,461,118)     27,659  $     385,782
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED
 OCTOBER 31, 1998
Shares sold...........   36,060,226  $ 628,537,391     171,632  $   2,956,175   2,845,323  $  47,554,292   1,974,996  $  35,774,214
Shares repurchased....  (39,766,228)  (701,469,147) (1,441,098)   (23,820,379) (3,737,235)   (62,542,179) (2,453,452)   (44,075,070)
Shares converted from
 Class B to Class A...      887,156     15,790,653    (929,606)   (15,790,653)     --           --            --           --
Dividend reinvested...    2,234,439     35,103,031     688,904     10,340,457     471,391      7,080,291     458,058      7,315,183
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........     (584,407) $ (22,038,072) (1,510,168) $ (26,314,400)   (420,521) $  (7,907,596)    (20,398) $    (985,673)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

                                 CLASS A                     CLASS B                    CLASS C                    CLASS Y
ASIA PACIFIC GROWTH     --------------------------  -------------------------  -------------------------  -------------------------
FUND                      SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

SIX MONTHS ENDED
  APRIL 30, 1999
Shares sold...........      504,763  $   3,859,143      71,650  $     557,971     305,365  $   2,424,677       5,006  $      35,713
Shares repurchased....     (634,960)    (4,749,491)   (380,352)    (2,773,609)   (264,679)    (1,966,804)     (1,055)        (7,736)
Shares converted from
  Class B to Class
  A...................        4,351         31,949      (4,410)       (31,949)     --           --            --           --
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net increase
  (decrease)..........     (125,846) $    (858,399)   (313,112) $  (2,247,587)     40,686  $     457,873       3,951  $      27,977
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
  1998+
Shares sold...........      833,285  $   6,176,465     643,643  $   4,984,246   1,740,391  $  12,038,987       6,911  $      42,387
Shares repurchased....   (1,558,123)   (11,548,589) (1,308,266)    (9,734,562) (2,375,214)   (17,241,497)     --           --
Shares converted from
  Class B to Class
  A...................       17,787        152,282     (17,910)      (152,282)     --           --            --           --
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net increase
  (decrease)..........     (707,051) $  (5,219,842)   (682,533) $  (4,902,598)   (634,823) $  (5,202,510)      6,911  $      42,387
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

---------------

+ Class Y shares are for the period March 25, 1998 (commencement of operations) through October 31, 1998.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

SHARES OF BENEFICIAL INTEREST(CONCLUDED)

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                     CLASS A                   CLASS B                  CLASS C                    CLASS Y
EMERGING MARKETS EQUITY     --------------------------  ---------------------  --------------------------  ------------------------
FUND                          SHARES        AMOUNT       SHARES     AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

SIX MONTHS ENDED APRIL 30,
 1999
Shares sold...............       85,584  $     613,816    15,887  $   112,373       43,317  $     342,656      5,860  $      41,661
Shares repurchased........     (174,093)    (1,206,661)  (24,760)    (174,743)    (115,752)      (790,865)   (29,832)      (211,259)
Shares converted from
 Class B to Class A.......        4,826         32,906    (4,944)     (32,906)     --            --           --           --
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net decrease..............      (83,683) $    (559,939)  (13,817) $   (95,276)     (72,435) $    (448,209)   (23,972) $    (169,598)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED
 OCTOBER 31, 1998
Shares sold...............       65,135  $     601,062    26,773  $   232,787    1,042,209  $   7,954,963     37,276  $     290,110
Shares repurchased........     (416,028)    (3,554,345) (109,930)    (944,387)  (1,217,647)    (9,505,610)  (967,273)    (8,534,371)
Shares converted from
 Class B to Class A.......       17,862        162,330   (18,300)    (162,330)     --            --           --           --
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net decrease..............     (333,031) $  (2,790,953) (101,457) $  (873,930)    (175,438) $  (1,550,647)  (929,997) $  (8,244,261)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

                 (This page has been left blank intentionally.)

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                     CLASS A
                           -------------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS                                FOR THE
                              ENDED         FOR THE YEARS ENDED     TWO MONTHS             FOR THE YEARS ENDED
                            APRIL 30,           OCTOBER 31,            ENDED                   AUGUST 31,
                               1999       -----------------------   OCTOBER 31,    -----------------------------------
                           (UNAUDITED)      1998#         1997         1996          1996       1995**         1994
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Net asset value,
  beginning of period....    $  16.27     $    18.37   $    17.43     $  16.81     $   16.12   $   16.98     $   14.55
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Net investment income
  (loss).................        0.03@          0.03@        0.00        (0.02)         0.02        0.02          0.01
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............        2.37@          0.35@        1.52         0.64          1.24        0.37          2.63
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Net increase (decrease)
  from investment
  operations.............        2.40           0.38         1.52         0.62          1.26        0.39          2.64
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Dividends from net
  investment income......       (0.02)        --           --           --            --          --            --
Distributions from net
  realized gains from
  investment
  transactions...........       (0.81)         (2.48)       (0.58)      --             (0.57)      (1.25)        (0.21)
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Total dividends and
  distributions to
  shareholders...........       (0.83)         (2.48)       (0.58)      --             (0.57)      (1.25)        (0.21)
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Net asset value, end of
  period.................    $  17.84     $    16.27   $    18.37     $  17.43     $   16.81   $   16.12     $   16.98
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Total investment return
  (1)....................       15.18%          2.53%        8.87%        3.69%         8.06%       3.24%        18.23%
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
                           ------------   ----------   ----------   -----------    ---------   ---------     ---------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................    $244,501     $  251,680   $  294,878     $307,267     $ 305,218   $ 360,652     $ 185,493
Expenses to average net
  assets.................        1.55%*         1.55%        1.44%        1.53%*        1.48%       1.71%(2)      1.58%
Net investment income
  (loss) to average net
  assets.................        0.37%*         0.17%        0.01%       (0.80)%*       0.10%       0.09%(2)      0.07%
Portfolio turnover
  rate...................          43%           151%          86%           3%           33%         40%           51%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
++   Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.00% for Class A and Class B shares, respectively.

PAINEWEBBER GLOBAL EQUITY FUND

                                                                CLASS B
                           ----------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS           FOR THE            FOR THE       FOR THE     FOR THE PERIOD
                              ENDED            YEARS ENDED        TWO MONTHS       YEAR         AUGUST 25,
                            APRIL 30,          OCTOBER 31,           ENDED         ENDED          1995++
                               1999       ---------------------   OCTOBER 31,   AUGUST 31,     TO AUGUST 31,
                           (UNAUDITED)      1998#       1997         1996          1996           1995**
                           ------------   ---------   ---------   -----------   -----------   ---------------
Net asset value,
 beginning of period.....     $ 15.43     $   17.69   $   16.93     $  16.35      $  15.82        $  15.83
                           ------------   ---------   ---------   -----------   -----------   ---------------
Net investment income
 (loss)..................       (0.04)@       (0.12)@     (0.21)       (0.05)        (0.12)           0.00
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................        2.24@         0.34@       1.55         0.63          1.22           (0.01)
                           ------------   ---------   ---------   -----------   -----------   ---------------
Net increase (decrease)
 from investment
 operations..............        2.20          0.22        1.34         0.58          1.10           (0.01)
                           ------------   ---------   ---------   -----------   -----------   ---------------
Dividends from net
 investment income.......      --            --          --           --            --             --
Distributions from net
 realized gains from
 investment
 transactions............       (0.81)        (2.48)      (0.58)      --             (0.57)        --
                           ------------   ---------   ---------   -----------   -----------   ---------------
Total dividends and
 distributions to
 shareholders............       (0.81)        (2.48)      (0.58)        0.00         (0.57)           0.00
                           ------------   ---------   ---------   -----------   -----------   ---------------
Net asset value, end of
 period..................     $ 16.82     $   15.43   $   17.69     $  16.93      $  16.35        $  15.82
                           ------------   ---------   ---------   -----------   -----------   ---------------
                           ------------   ---------   ---------   -----------   -----------   ---------------
Total investment return
 (1).....................       14.69%         1.62%       8.05%        3.55%         7.18%          (0.06)%
                           ------------   ---------   ---------   -----------   -----------   ---------------
                           ------------   ---------   ---------   -----------   -----------   ---------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $45,630     $  52,709   $  87,104     $113,445      $113,235        $142,880
Expenses to average net
 assets..................        2.39%*        2.38%       2.26%        2.34%*        2.25%           2.17%*(2)
Net investment income
 (loss) to average net
 assets..................       (0.52)%*      (0.74)%     (0.80)%      (1.61)%*      (0.68)%         (1.92)%*(2)
Portfolio turnover
 rate....................          43%          151%         86%           3%           33%             40%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
++   Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.00% for Class A and Class B shares, respectively.

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                       CLASS C
                           -----------------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS              FOR THE            FOR THE
                              ENDED               YEARS ENDED        TWO MONTHS               FOR THE YEARS ENDED
                            APRIL 30,             OCTOBER 31,           ENDED                      AUGUST 31,
                               1999          ---------------------   OCTOBER 31,      ------------------------------------
                           (UNAUDITED)        1998#         1997        1996            1996       1995**           1994
                           ------------      --------     --------   -----------      --------    --------        --------
Net asset value,
  beginning of period....     $  15.45       $  17.69     $  16.93     $ 16.35        $  15.82    $  16.81        $  14.52
                           ------------      --------     --------   -----------      --------    --------        --------
Net investment income
  (loss).................        (0.03)@        (0.11)@      (0.23)      (0.05)          (0.13)      (0.11)          (0.07)
Net realized and
  unrealized gains from
  investments
  and foreign currency...         2.24@          0.35@        1.57        0.63            1.23        0.37            2.57
                           ------------      --------     --------   -----------      --------    --------        --------
Net increase from
  investment
  operations.............         2.21           0.24         1.34        0.58            1.10        0.26            2.50
                           ------------      --------     --------   -----------      --------    --------        --------
Dividends from net
  investment income......      --               --           --         --               --          --              --
Distributions from net
  realized gains from
  investment
  transactions...........        (0.81)         (2.48)       (0.58)     --               (0.57)      (1.25)          (0.21)
                           ------------      --------     --------   -----------      --------    --------        --------
Total dividends and
  distributions to
  shareholders...........        (0.81)         (2.48)       (0.58)       0.00           (0.57)      (1.25)          (0.21)
                           ------------      --------     --------   -----------      --------    --------        --------
Net asset value, end of
  period.................     $  16.85       $  15.45     $  17.69     $ 16.93        $  16.35    $  15.82        $  16.81
                           ------------      --------     --------   -----------      --------    --------        --------
                           ------------      --------     --------   -----------      --------    --------        --------
Total investment return
  (1)....................        14.74%          1.74%        8.05%       3.55%           7.18%       2.46%          17.29%
                           ------------      --------     --------   -----------      --------    --------        --------
                           ------------      --------     --------   -----------      --------    --------        --------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................     $ 39,222       $ 41,103     $ 54,510     $67,530        $ 66,585    $ 83,485        $ 31,837
Expenses to average net
  assets.................         2.32%*         2.32%        2.20%       2.30%*          2.27%       2.48%(2)        2.33%
Net investment income
  (loss) to average net
  assets.................        (0.43)%*       (0.65)%      (0.75)%     (1.57)%*        (0.70)%     (0.68)%(2)      (0.68)%
Portfolio turnover
  rate...................           43%           151%          86%          3%             33%         40%             51%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the international portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and international investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.06% for Class C and Class Y shares, respectively.

PAINEWEBBER GLOBAL EQUITY FUND

                                                                   CLASS Y
                           ----------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS                              FOR THE
                              ENDED        FOR THE YEARS ENDED    TWO MONTHS            FOR THE YEARS ENDED
                            APRIL 30,          OCTOBER 31,           ENDED                  AUGUST 31,
                               1999       ---------------------   OCTOBER 31,   -----------------------------------
                           (UNAUDITED)      1998#       1997         1996         1996       1995**          1994
                           ------------   ---------   ---------   -----------   --------    --------       --------
Net asset value,
 beginning of period.....     $ 16.59     $   18.63   $   17.60     $ 16.97     $  16.22    $  17.03       $  14.56
                           ------------   ---------   ---------   -----------   --------    --------       --------
Net investment income
 (loss)..................        0.06@         0.09@       0.10       (0.01)        0.07        0.07           0.05
Net realized and
 unrealized gains from
 investments
 and foreign currency....        2.41@         0.35@       1.51        0.64         1.25        0.37           2.63
                           ------------   ---------   ---------   -----------   --------    --------       --------
Net increase from
 investment operations...        2.47          0.44        1.61        0.63         1.32        0.44           2.68
                           ------------   ---------   ---------   -----------   --------    --------       --------
Dividends from net
 investment income.......       (0.04)       --          --          --            --          --             --
Distributions from net
 realized gains from
 investment
 transactions............       (0.81)        (2.48)      (0.58)     --            (0.57)      (1.25)         (0.21)
                           ------------   ---------   ---------   -----------   --------    --------       --------
Total dividends and
 distributions to
 shareholders............       (0.85)        (2.48)      (0.58)       0.00        (0.57)      (1.25)         (0.21)
                           ------------   ---------   ---------   -----------   --------    --------       --------
Net asset value, end of
 period..................     $ 18.21     $   16.59   $   18.63     $ 17.60     $  16.97    $  16.22       $  17.03
                           ------------   ---------   ---------   -----------   --------    --------       --------
                           ------------   ---------   ---------   -----------   --------    --------       --------
Total investment return
 (1).....................       15.34%         2.86%       9.31%       3.71%        8.39%       3.54%         18.49%
                           ------------   ---------   ---------   -----------   --------    --------       --------
                           ------------   ---------   ---------   -----------   --------    --------       --------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $56,521     $  51,025   $  57,683     $63,225     $ 61,736    $ 57,150       $ 28,390
Expenses to average net
 assets..................        1.21%*        1.21%       1.10%       1.18%*       1.17%       1.46%(2)       1.33%
Net investment income
 (loss) to average net
 assets..................        0.71%*        0.50%       0.36%      (0.45)%*      0.46%       0.36%(2)       0.32%
Portfolio turnover
 rate....................          43%          151%         86%          3%          33%         40%            51%

---------------

*    Annualized
** Investment Advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the international portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and international investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods of less than a year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% and 0.06% for Class C and Class Y shares, respectively.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                              CLASS A
                           ---------------------------------------------
                             FOR THE
                            SIX MONTHS
                              ENDED         FOR THE      FOR THE PERIOD
                            APRIL 30,      YEAR ENDED         ENDED
                               1999       OCTOBER 31,      OCTOBER 31,
                           (UNAUDITED)        1998            1997+
                           ------------   ------------   ---------------
Net asset value,
  beginning of period....     $  6.82        $  8.96         $ 12.50
                           ------------   ------------       -------
Net investment income
  (loss).................       (0.04)          0.00@           0.03
Net realized and
  unrealized gains
  (losses) from
  investments and foreign
  currency...............        2.23          (2.14)@         (3.57)
                           ------------   ------------       -------
Net increase (decrease)
  from investment
  operations.............        2.19          (2.14)          (3.54)
                           ------------   ------------       -------
Net asset value, end of
  period.................     $  9.01        $  6.82         $  8.96
                           ------------   ------------       -------
                           ------------   ------------       -------
Total investment return
  (1)....................       32.11%        (23.88)%        (28.32)%
                           ------------   ------------       -------
                           ------------   ------------       -------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)................     $14,093        $11,526         $21,466
Expenses to average net
  assets.................        2.96%*         2.88%           2.33%*
Net investment income
  (loss) to average net
  assets.................       (1.00)%*       (0.02)%          0.37%*
Portfolio turnover
  rate...................          32%            59%             13%

---------------

*    Annualized
+ For the period March 25, 1997 (commencement of operations) through October 31, 1997.
++ For the period March 13, 1998 (commencement of offering) through October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods less than a year has not been annualized.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

                                              CLASS B                                         CLASS C
                           ---------------------------------------------   ---------------------------------------------
                             FOR THE                                         FOR THE
                            SIX MONTHS                                      SIX MONTHS
                              ENDED         FOR THE      FOR THE PERIOD       ENDED         FOR THE      FOR THE PERIOD
                            APRIL 30,      YEAR ENDED         ENDED         APRIL 30,      YEAR ENDED         ENDED
                               1999       OCTOBER 31,      OCTOBER 31,         1999       OCTOBER 31,      OCTOBER 31,
                           (UNAUDITED)        1998            1997+        (UNAUDITED)        1998            1997+
                           ------------   ------------   ---------------   ------------   ------------   ---------------
Net asset value,
 beginning of period.....     $  6.74        $  8.92         $ 12.50          $ 6.74         $  8.92         $ 12.50
                           ------------   ------------       -------          ------      ------------       -------
Net investment income
 (loss)..................       (0.09)         (0.06)@         (0.03)          (0.05)          (0.06)@         (0.03)
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................        2.23          (2.12)@         (3.55)           2.19           (2.12)@         (3.55)
                           ------------   ------------       -------          ------      ------------       -------
Net increase (decrease)
 from investment
 operations..............        2.14          (2.18)          (3.58)           2.14           (2.18)          (3.58)
                           ------------   ------------       -------          ------      ------------       -------
Net asset value, end of
 period..................     $  8.88        $  6.74         $  8.92          $ 8.88         $  6.74         $  8.92
                           ------------   ------------       -------          ------      ------------       -------
                           ------------   ------------       -------          ------      ------------       -------
Total investment return
 (1).....................       31.75%        (24.44)%        (28.64)%         31.75%         (24.44)%        (28.64)%
                           ------------   ------------       -------          ------      ------------       -------
                           ------------   ------------       -------          ------      ------------       -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $14,006        $12,746         $22,949          $8,552         $ 6,220         $13,887
Expenses to average net
 assets..................        3.74%*         3.63%           3.12%*          3.70%*          3.60%           3.10%*
Net investment income
 (loss) to average net
 assets..................       (1.78)%*       (0.78)%         (0.43)%*        (1.75)%*        (0.79)%         (0.42)%*
Portfolio turnover
 rate....................          32%            59%             13%             32%             59%             13%

                                      CLASS Y
                           ------------------------------
                             FOR THE
                            SIX MONTHS
                              ENDED       FOR THE PERIOD
                            APRIL 30,          ENDED
                               1999         OCTOBER 31,
                           (UNAUDITED)        1998++
                           ------------   ---------------
Net asset value,
 beginning of period.....     $ 6.79          $  8.66
                              ------          -------
Net investment income
 (loss)..................       0.01             0.06@
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................       2.17            (1.93)@
                              ------          -------
Net increase (decrease)
 from investment
 operations..............       2.18            (1.87)
                              ------          -------
Net asset value, end of
 period..................     $ 8.97          $  6.79
                              ------          -------
                              ------          -------
Total investment return
 (1).....................      32.11%          (21.59)%
                              ------          -------
                              ------          -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................     $   97          $    47
Expenses to average net
 assets..................       2.68%*           2.66%*
Net investment income
 (loss) to average net
 assets..................      (0.70)%*         (1.46)%*
Portfolio turnover
 rate....................         32%              59%

---------------

*    Annualized
+ For the period March 25, 1997 (commencement of operations) through October 31, 1997.
++ For the period March 13, 1998 (commencement of offering) through October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results for each class would be lower if sales charges or program fees were included. Total investment returns for periods less than a year has not been annualized.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                            FOR THE                             FOR THE
                                           SIX MONTHS       FOR THE YEARS         FOUR          FOR THE YEARS
                                             ENDED              ENDED            MONTHS             ENDED             FOR THE
                                           APRIL 30,         OCTOBER 31,         ENDED            JUNE 30,          PERIOD ENDED
                                              1999       -------------------    OCTOBER     ---------------------     JUNE 30,
                                          (UNAUDITED)      1998     1997***     31, 1996      1996       1995**        1994+
                                          ------------   --------   --------   ----------   ---------   ---------   ------------
Net asset value, beginning of period....  $     6.52     $   9.39   $ 9.46     $ 10.06      $    9.73   $   10.79   $    12.00
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net investment income (loss)............       (0.01)       (0.01)@  (0.06)      (0.13)         (0.14)      (0.04)        0.04
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................        1.92        (2.86)@  (0.01)      (0.47)          0.47       (0.97)       (1.25)
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net increase (decrease) from investment
 operations.............................        1.91        (2.87)   (0.07)      (0.60)          0.33       (1.01)       (1.21)
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Dividends from net investment income....      --            --        --         --            --           (0.05)      --
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net asset value, end of period..........  $     8.43     $   6.52   $ 9.39     $  9.46      $   10.06   $    9.73   $    10.79
                                              ------     --------   --------   ----------   ---------   ---------   ------------
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Total investment return (1).............       29.29%      (30.56)%  (0.74)%     (5.96)%         3.39%      (9.29)%     (10.08)%
                                              ------     --------   --------   ----------   ---------   ---------   ------------
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $    4,773     $  4,237   $9,222     $14,992      $  20,680   $  33,043   $   46,758
Expenses, net of fee waivers, to average
 net assets.............................        2.44%*       2.44%    2.44%       2.44%*         2.44%       2.44%        2.47%*
Expenses, before fee waivers, to average
 net assets.............................        4.00%*       3.71%    3.01%       3.48%*         3.42%       2.54%        2.47%*
Net investment income (loss), net of fee
 waivers, to average net assets.........       (0.26)%*     (0.16)%  (0.40)%     (1.42)%*       (0.52)%     (0.76)%       0.72%*
Net investment income (loss), before fee
 waivers, to average net assets.........       (1.82)%*     (1.43)%  (0.97)%     (2.46)%*       (1.50)%     (0.86)%       0.72%*
Portfolio turnover rate.................          35%          64%      87%         22%            69%         76%           8%

---------------

+  For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

++ For the period December 5, 1995 (commencement of offering of shares) to June
     30, 1996.

@ Calculated using the average shares outstanding for the year.

*  Annualized.

** Investment Advisory functions for the Fund were transferred from Kidder
     Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

                                                                             CLASS B
                                          -----------------------------------------------------------------------------
                                             FOR THE
                                           SIX MONTHS             FOR THE YEARS
                                              ENDED                   ENDED                  FOR THE         FOR THE
                                            APRIL 30,              OCTOBER 31,             FOUR MONTHS    PERIOD ENDED
                                              1999        -----------------------------   ENDED OCTOBER     JUNE 30,
                                           (UNAUDITED)        1998           1997***        31, 1996         1996++
                                          -------------      ------       -------------   -------------   -------------
Net asset value, beginning of period....       $ 6.37          $   9.19        $ 9.32          $ 9.94          $ 9.13
                                                -----             -----        ------          ------           -----
Net investment income (loss)............        (0.04)            (0.08)@       (0.10)          (0.07)          (0.01)
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................         1.88             (2.74)@       (0.03)          (0.55)           0.82
                                                -----             -----        ------          ------           -----
Net increase (decrease) from investment
 operations.............................         1.84             (2.82)        (0.13)          (0.62)           0.81
                                                -----             -----        ------          ------           -----
Dividends from net investment income....      --               --             --              --              --
                                                -----             -----        ------          ------           -----
Net asset value, end of period..........       $ 8.21          $   6.37        $ 9.19          $ 9.32          $ 9.94
                                                -----             -----        ------          ------           -----
                                                -----             -----        ------          ------           -----
Total investment return (1).............        28.89%           (30.69)%       (1.39)%         (6.24)%          8.87%
                                                -----             -----        ------          ------           -----
                                                -----             -----        ------          ------           -----
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $  481          $    461        $1,598          $  879          $  936
Expenses, net of fee waivers, to average
 net assets.............................         3.19%*            3.19%         3.19%           3.19%*          3.19%*
Expenses, before fee waivers, to average
 net assets.............................         4.92%*            4.92%         3.82%           4.23%*          4.97%*
Net investment income (loss), net of fee
 waivers, to average net assets.........        (1.05)%*          (0.99)%       (1.25)%         (2.12)%*        (0.21)%*
Net investment income (loss), before fee
 waivers, to average net assets.........        (2.78)%*          (2.72)%       (1.88)%         (3.16)%*        (1.99)%*
Portfolio turnover rate.................           35%               64%           87%             22%             69%

                                                                                 CLASS C
                                          -------------------------------------------------------------------------------------

                                           FOR THE
                                             SIX                               FOR THE
                                           MONTHS         FOR THE YEARS         FOUR          FOR THE YEARS
                                            ENDED             ENDED            MONTHS             ENDED              FOR THE

                                          APRIL 30,        OCTOBER 31,          ENDED           JUNE 30,          PERIOD ENDED

                                            1999      ---------------------    OCTOBER    ---------------------     JUNE 30,

                                          (UNAUDITED)   1998       1997***    31, 1996      1996       1995**         1994+

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Net asset value, beginning of period....  $  6.32     $    9.17   $    9.32   $  9.94     $    9.67   $   10.75        $12.00

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Net investment income (loss)............    (0.03)        (0.08)@     (0.14)    (0.22)        (0.24)      (0.17)      --

Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................     1.85         (2.77)@     (0.01)    (0.40)         0.51       (0.90)        (1.25)

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Net increase (decrease) from investment
 operations.............................     1.82         (2.85)      (0.15)    (0.62)         0.27       (1.07)        (1.25)

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Dividends from net investment income....    --           --          --         --           --           (0.01)      --

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Net asset value, end of period..........  $  8.14     $    6.32   $    9.17   $  9.32     $    9.94   $    9.67        $10.75

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Total investment return (1).............    28.80%       (31.08)%     (1.61)%   (6.24)%        2.79%     (10.01)%      (10.42)%

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

                                          ---------   ---------   ---------   ---------   ---------   ---------   -------------

Ratios/Supplemental Data:
Net assets, end of period (000's).......  $ 2,729     $   2,575   $   5,345   $ 7,882     $  11,561   $  18,551        $26,721

Expenses, net of fee waivers, to average
 net assets.............................     3.19%*        3.19%       3.19%     3.19%*        3.19%       3.19%         3.22%*

Expenses, before fee waivers, to average
 net assets.............................     4.83%*        4.42%       3.78%     4.23%*        4.17%       3.29%         3.22%*

Net investment income (loss), net of fee
 waivers, to average net assets.........    (1.04)%*      (0.96)%     (1.18)%   (2.16)%*      (1.28)%     (1.50)%       (0.03)%*

Net investment income (loss), before fee
 waivers, to average net assets.........    (2.68)%*      (2.19)%     (1.77)%   (3.20)%*      (2.26)%     (1.60)%       (0.03)%*

Portfolio turnover rate.................       35%           64%         87%       22%           69%         76%            8%


PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                 CLASS Y
                                          --------------------------------------------------------------------------------------
                                            FOR THE                             FOR THE
                                           SIX MONTHS       FOR THE YEARS         FOUR          FOR THE YEARS
                                             ENDED              ENDED            MONTHS             ENDED             FOR THE
                                           APRIL 30,         OCTOBER 31,         ENDED            JUNE 30,          PERIOD ENDED
                                              1999       -------------------    OCTOBER     ---------------------     JUNE 30,
                                          (UNAUDITED)      1998     1997***     31, 1996      1996       1995**        1994+
                                          ------------   --------   --------   ----------   ---------   ---------   ------------
Net asset value, beginning of period....  $     6.58     $   9.46   $ 9.51     $ 10.11      $    9.75   $   10.80   $    12.00
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net investment income (loss)............        0.00        (0.01)@  (0.02)      (0.05)         (0.01)       0.01         0.05
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................        1.94        (2.87)@  (0.03)      (0.55)          0.37       (0.99)       (1.25)
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net increase (decrease) from investment
 operations.............................        1.94        (2.88)   (0.05)      (0.60)          0.36       (0.98)       (1.20)
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Dividends from net investment income....      --            --        --         --            --           (0.07)      --
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Net asset value, end of period..........  $     8.52     $   6.58   $ 9.46     $  9.51      $   10.11   $    9.75   $    10.80
                                              ------     --------   --------   ----------   ---------   ---------   ------------
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Total investment return (1).............       29.48%      (30.44)%  (0.53)%     (5.93)%         3.69%      (9.03)%     (10.00)%
                                              ------     --------   --------   ----------   ---------   ---------   ------------
                                              ------     --------   --------   ----------   ---------   ---------   ------------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $      931     $    877   $10,053    $11,375      $  12,979   $  12,332   $   15,435
Expenses, net of fee waivers, to average
 net assets.............................        2.19%*       2.19%    2.19%       2.19%*         2.19%       2.19%        2.22%*
Expenses, before fee waivers, to average
 net assets.............................        3.86%*       3.36%    2.69%       3.23%*         3.29%       2.29%        2.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........       (0.06)%*     (0.08)%  (0.15)%     (1.13)%*       (0.15)%     (0.51)%       0.97%*
Net investment income (loss), before fee
 waivers, to average net assets.........       (1.73)%*     (1.25)%  (0.65)%     (2.17)%*       (1.25)%     (0.61)%       0.97%*
Portfolio turnover rate.................          35%          64%      87%         22%            69%         76%           8%

---------------

+  For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

@ Calculated using the average shares outstanding for the year.

*  Annualized.

** Investment Advisory functions for the Fund were transferred from Kidder
     Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results for each class would be lower if program fees were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------
TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. ODonnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT
PAINEWEBBER INVESTMENT TRUST

Mark A. Tincher
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT SUBADVISERS

Invista Capital Management Inc.
1800 Hub Tower
699 Walnut
Des Moines, Iowa 50309

Schroder Capital Management International Inc.
1301 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.

READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
-                  High Income Fund
-                  Investment Grade Income Fund
-                  Low Duration U.S. Government Income Fund
-                  Strategic Income Fund
-                  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-                  California Tax-Free Income Fund
-                  Municipal High Income Fund
-                  National Tax-Free Income Fund
-                  New York Tax-Free Income Fund

STOCK FUNDS
-                  Financial Services Growth Fund
-                  Growth Fund
-                  Growth and Income Fund
-                  Mid Cap Fund
-                  Small Cap Fund
-                  S&P 500 Index Fund
-                  Tax-Managed Equity Fund
-                  Utility Income Fund

ASSET ALLOCATION FUNDS
-                  Balanced Fund
-                  Tactical Allocation Fund

GLOBAL FUNDS
-                  Asia Pacific Growth Fund
-                  Emerging Markets Equity Fund
-                  Global Equity Fund
-                  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-                  Aggressive Portfolio
-                  Moderate Portfolio
-                  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

            [LOGO]
-C-1999 PaineWebber Incorporated
          Member SIPC


PAINEWEBBER







-------------------------------

GLOBAL EQUITY

FUND



ASIA PACIFIC

GROWTH FUND



EMERGING

MARKETS

EQUITY FUND






APRIL 30, 1999

SEMIANNUAL REPORT